Calvert INVESTMENTS
an Ameritas company

January 31, 2014

	Class (Ticker)			
Calvert Signature Strategies®				
Calvert Balanced Portfolio	A (CSIFX)	B (CSLBX)	C (CSGCX)	Y (CBAYX)
Calvert Equity Portfolio	A (CSIEX)	B (CSEBX)	C (CSECX)	Y (CIEYX)
Calvert Social Index Fund	A (CSXAX)	B (CSXBX)	C (CSXCX)	Y (CISYX)
Calvert Large Cap Core Portfolio	A (CMIFX)	B (CDXBX)	C (CMICX)	Y (CLYCX)
Calvert Capital Accumulation Fund	A (CCAFX)	B (CWCBX)	C (CCACX)	Y (CCAYX)
Calvert International Equity Fund	A (CWVGX)	B (CWVBX)	C (CWVCX)	Y (CWEYX)
Calvert International Opportunities Fund	A (CIOAX)		C (COICX)	Y (CWVYX)
Calvert Small Cap Fund	A (CCVAX)	B (CSCBX)	C (CSCCX)	Y (CSCYX)
Calvert Solution Strategies®				
Calvert Global Alternative Energy Fund	A (CGAEX)		C (CGACX)	Y (CGAYX)
Calvert Global Water Fund	A (CFWAX)		C (CFWCX)	Y (CFWYX)
Calvert Emerging Markets Equity Fund	A (CVMAX)		C (CVMCX)	Y (CVMYX)
Calvert SAGE Strategies™				
Calvert Large Cap Value Fund	A (CLVAX)		C (CLVCX)	Y (CLVYX)
Calvert Equity Income Fund	A (CEIAX)		C (CEICX)	Y (CEIYX)
Calvert Asset Allocation Funds				
Calvert Conservative Allocation Fund	A (CCLAX)		C (CALCX)	
Calvert Moderate Allocation Fund	A (CMAAX)		C (CMACX)	
Calvert Aggressive Allocation Fund	A (CAAAX)		C (CAACX)	

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Page
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria of the Funds.)	74
Calvert Signature Strategies®		
Investment Selection Process		74
Sustainable and Socially Responsible Investment Criteria		75
Shareholder Advocacy and Corporate Responsibility		77
Calvert Solution Strategies®		
Investment Selection Process		78
Sustainable and Socially Responsible Investment Criteria		78
Calvert SAGE Strategies™		
Investment Selection Process		80
Sustainable and Responsible Investment		81
SAGE™ Enhanced Engagement Strategy		81
Calvert Asset Allocation Funds		
Investment Selection Process; Sustainable and Socially Responsible Investment Criteria		81
Special Investment Programs		82
High Social Impact Investments		82
Special Equities		82
Manager Discovery Program		83
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	83
About Calvert		83
More Information about the Advisor, Subadvisors and Portfolio Managers		83
Advisory Fees		88
Consulting Fees		88
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell Fund shares, how shares are valued, and information on dividends, distributions and taxes.)	89
How to Buy Shares		89
Getting Started – Before You Open an Account		89
Choosing a Share Class		89
Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges		92
Reduced Sales Charges (sales load breakpoints/discount)		92
Reinstatement Privilege		94
Distribution and Service Fees		94
Service Fees and Arrangements with Broker/Dealers		95
How to Open an Account		96
Subsequent Investments (Class A and C Shares)		97
How Shares are Priced		97
When Your Account will be Credited		98
How to Sell Shares		99

INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 54 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum sales charge (load)	4.75%	None	None	None
on purchases (as a % of offering
price)
Maximum deferred sales charge	None	5.00%	1.00%	None
(load) (as a % of amount pur-
chased or redeemed, whichever
is lower) [1]
Redemption fee (as a % of	2.00%	2.00%	2.00%	2.00%
amount redeemed or exchanged
within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay
each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees[2]	0.68%	0.68%	0.68%	0.68%
Distribution and service (12b-1)	0.23%	1.00%	1.00%	None
fees
Other expenses	0.27%	0.62%	0.31%	61.28%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating	1.20%	2.32%	2.01%	61.98%
expenses
Less fee waiver and/or expense	—	—	—	(61.00%)
reimbursement[3]
Net expenses	1.20%	2.32%	2.01%	0.98%

1 The contingent deferred sales charge decreases over time.

2 Management fees are restated to reflect current contractual fees rather than the fees in effect during the previous fiscal year.

3 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.955% through January 31, 2015. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2024. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Portfolio may terminate the Portfolio's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$591	$838	$1,103	$1,860
Class B
Expenses assuming	$735	$1,124	$1,440	$2,375
redemption
Expenses assuming no	$235	$724	$1,240	$2,375
redemption
Class C
Expenses assuming	$304	$630	$1,083	$2,338
redemption
Expenses assuming no
redemption	$204	$630	$1,083	$2,338
Class Y	$99	$736	$1,399	$3,174

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of its portfolio’s average value.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 1

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations ("CMOs")) and other asset-backed securities ("ABS"). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in repurchase agreements.

An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated bond determined by the Advisor to be of comparable credit quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events.

The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund and hedge interest rate risk.

Incidental to its main investment strategy, the Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the

2 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund’s purchase of unrated securities depends on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market benchmark, a composite benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to April 30, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	11.47%
Worst Quarter (of periods shown)	12/31/08	-18.24%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on dis-

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 3

tributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/13) (with maximum sales
charge deducted)	1 Year	5 Years	10 Years
Class A:
Return before taxes	11.70%	11.94%	4.71%
Return after taxes on distributions	7.76%	10.95%	3.96%

Return after taxes on distributions and	8.63%	9.38%	3.65%
sale of Fund shares
Class B	10.91%	11.73%	4.16%
Class C	15.32%	12.07%	4.29%
Class Y	17.37%	13.05%	5.23%
Russell 1000 Index
(reflects no deduction for fees, expenses	33.11%	18.59%	7.78%
or taxes)
Balanced Composite Benchmark*
(reflects no deduction for fees, expenses	17.97%	14.85%	7.40%
or taxes)
Lipper Mixed-Asset Target Allocation
Growth Funds Avg.	19.16%	13.58%	6.22%
(reflects no deduction for taxes)

* The Fund also shows the Balanced Composite Benchmark (60% Russell 1000 Index; 40% Barclays U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Allocation of Assets and Portfolio Managers:

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Natalie A. Trunow	Senior Vice President,	Since September 2008
Chief Investment Officer -
Equities, Calvert

Joshua Linder	Assistant Porfolio Manager,	Since January 2014
Calvert

Fixed-Income Investments:

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Matthew Duch	Vice President, Portfolio	Since September 2011
Manager, Calvert

Vishal Khanduja,	Portfolio Manager, Calvert	Since January 2013
CFA

Equity Investments:

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Natalie A. Trunow	Senior Vice President,	Since September 2013
Chief Investment Officer -
Equities, Calvert

Investment Subadvisor. Profit Investment Management ("Profit" or "Subadvisor")

Equity Investments:

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Eugene A. Profit	Chief Executive	Since October 2002
Officer, Profit

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

4 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or Overnight	Calvert, c/o BFDS, 330 West 9th
Mail:	Street, Kansas City, MO 64105-
1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 5

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation and which meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 54 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum sales charge	4.75%	None	None	None
(load) on purchases (as a %
of offering price)
Maximum deferred sales	None	5.00%	1.00%	None
charge (load) (as a % of
amount purchased or
redeemed, whichever is lower) [1]
Redemption fee (as a %	2.00%	2.00%	2.00%	2.00%
of amount redeemed or
exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and service	0.25%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.26%	0.38%	0.21%	0.12%
Acquired fund fees and	0.02%	0.02%	0.02%	0.02%
expenses
Total annual fund operating	1.23%	2.10%	1.93%	0.84%
expenses

1 The contingent deferred sales charge decreases over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$594	$847	$1,119	$1,893
Class B
Expenses assuming	$713	$1,058	$1,329	$2,209
redemption
Expenses assuming no	$213	$658	$1,129	$2,209
redemption
Class C
Expenses assuming	$296	$606	$1,042	$2,254
redemption
Expenses assuming no
redemption	$196	$606	$1,042	$2,254
Class Y	$86	$268	$466	$1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor’s (“S&P”) 500 Index. As of December 31, 2013, the market capi-

6 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

talization of the S&P 500 Index companies ranged from $3.3 billion to $504.4 billion with a weighted average level of $120 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 7

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	17.97%
Worst Quarter (of periods shown)	12/31/08	-24.39%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/13) (with maximum sales
charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	24.22%	17.02%	6.65%
Return after taxes on distributions	22.96%	16.61%	6.15%
Return after taxes on distributions and	14.74%	13.85%	5.38%
sale of Fund shares
Class B	24.32%	17.02%	6.25%
Class C	28.56%	17.30%	6.37%
Class Y	30.96%	18.58%	7.37%
S&P 500 Index
(reflects no deduction for fees, expenses	32.39%	17.94%	7.41%
or taxes)
Lipper Large-Cap Growth Funds Avg.	34.00%	19.01%	7.30%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor") Investment Subadvisor. Atlanta Capital Management Company, LLC (“Atlanta Capital” or "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Richard B. England,	Managing Director -	Since July 2006
CFA	Equities and Principal,
Atlanta Capital

Paul J. Marshall, CFA	Vice President and	Since March 2009
Principal, Atlanta
Capital

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

8 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544, Kansas
tion):	City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas
investment slip):	City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-
1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 9

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 54 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum sales charge	4.75%	None	None	None
(load) on purchases (as a % of
offering price)
Maximum deferred sales	None	5.00%	1.00%	None
charge (load) (as a % of
amount purchased or
redeemed, whichever is
lower)[1]
Redemption fee (as a %	2.00%	2.00%	2.00%	2.00%
of amount redeemed or
exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay
each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees[2]	0.30%	0.30%	0.30%	0.30%
Distribution and service	0.25%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.37%	1.06%	0.37%	0.32%
Total annual fund operating	0.92%	2.36%	1.67%	0.62%
expenses
Less fee waiver and/or expense	(0.17%)	(0.61%)	—	(0.02%)
reimbursement[3]
Net expenses	0.75%	1.75%	1.67%	0.60%

1 The contingent deferred sales charge decreases over time.

2 Management fees are restated to reflect current contractual fees rather than the fees in effect during the previous fiscal year.

3 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2015. Direct net operating expenses will not exceed 0.75% for Class A, 1.75% for Class B, 1.75% for Class C, and 0.60% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$548	$738	$944	$1,538
Class B
Expenses assuming	$678	$1,078	$1,405	$2,286
redemption
Expenses assuming no	$178	$678	$1,205	$2,286
redemption
Class C
Expenses assuming	$270	$526	$907	$1,976
redemption
Expenses assuming no	$170	$526	$907	$1,976
redemption
Class Y	$61	$197	$344	$772

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of its portfolio’s average value.

10 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the “Dow Jones TMI”). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2013, the market capitalization of the Calvert Social Index companies ranged from $1.2 billion to $504.4 billion, with a weighted average level of $105.9 billion. As of December 31, 2013, there were 700 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert’s evaluation of an issuer’s conduct relative to the sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund’s sustainable and socially responsible investment criteria are described in this Prospectus under “About Sustainable and Socially Responsible Investing.” Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to July 13, 2012 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	18.19%
Worst Quarter (of periods shown)	12/31/08	-25.52%

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 11

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/13) (with maximum
sales charge deducted)	1 Year	5 Years	10 Years
Class A:
Return before taxes	27.94%	17.74%	5.58%
Return after taxes on distributions	27.03%	17.45%	5.37%
Return after taxes on distributions	16.56%	14.46%	4.49%
and sale of Fund shares
Class B	27.97%	17.59%	5.05%
Class C	32.08%	17.75%	5.06%
Class Y	34.54%	18.95%	6.13%
Calvert Social Index
(reflects no deduction for fees,	35.69%	19.84%	7.16%
expenses or taxes)
Lipper Multi-Cap Core Funds Avg.
(reflects no deduction for taxes)	32.47%	17.76%	7.38%

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President,	Since December 2012
Chief Investment Officer
- Equities, Calvert

Matthew Moore,	Assistant Portfolio	Since January 2014
CFA	Manager and Head
Trader, Calvert

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$5,000	$250
IRA Accounts	$2,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544, Kansas
tion):	City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas
investment slip):	City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-
1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

12 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

INVESTMENT OBJECTIVE

The Fund seeks to provide a total return which exceeds the total return of the Russell 1000 Index over a market cycle through investment in securities that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 54 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum sales charge (load)	4.75%	None	None	None
on purchases (as a % of offer-
ing price)
Maximum deferred sales charge	None	5.00%	1.00%	None
(load) (as a % of amount pur-
chased or redeemed, whichever
is lower)[1]
Redemption fee (as a %	2.00%	2.00%	2.00%	2.00%
of amount redeemed or
exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay
each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution and service	0.25%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.32%	1.41%	0.41%	611.40%
Total annual fund operating	1.32%	3.16%	2.16%	612.15%
expenses
Less fee waiver and/or expense	—	—	—	(611.08%)
reimbursement[2]
Net expenses	1.32%	3.16%	2.16%	1.07%

1 The contingent deferred sales charge decreases over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 1.07% through January 31, 2015.

Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2024. Only the Board of Trustees of the Portfolio may terminate the Portfolio's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$603	$873	$1,164	$1,990
Class B
Expenses assuming	$819	$1,374	$1,854	$3,039
redemption
Expenses assuming no
redemption	$319	$974	$1,654	$3,039
Class C
Expenses assuming	$319	$676	$1,159	$2,493
redemption
Expenses assuming no	$219	$676	$1,159	$2,493
redemption
Class Y	$109	$745	$1,407	$3,181

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of its portfolio’s average value.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 13

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund employs an active investment strategy and invests primarily in the common stocks of U.S. large-cap companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility investment factors. The Fund’s investment process seeks to add value by using the Advisor’s fundamental, quantitative, and macro-economic research and analyses while integrating the Advisor’s proprietary views on material environmental, social and governance (“ESG”) information as part of its risk and opportunity assessment. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell 1000 Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process.

The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in the equity securities (common stock) of large capitalization companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000 Index. As of December 31, 2013, the market capitalization of the Russell 1000 Index ranged from $1.13 billion to $504.4 billion with a weighted average level of $107.4 billion. Although primarily investing in large-cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to April 30, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

14 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	17.31%
Worst Quarter (of periods shown)	12/31/08	-23.84%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/13) (with maximum
sales charge deducted)	1 Year	5 Years	10 Years
Class A:
Return before taxes	22.72%	16.00%	5.08%
Return after taxes on distributions	20.28%	15.44%	4.57%
Return after taxes on distributions	14.84%	12.97%	4.11%
and sale of Fund shares
Class B	21.81%	15.43%	4.37%
Class C	26.81%	16.12%	4.67%
Class Y	28.96%	17.16%	5.60%
Russell 1000 Index	33.11%	18.59%	7.78%
(reflects no deduction for fees,
expenses or taxes)
Lipper Large-Cap Core Funds Avg.	31.38%	16.90%	6.98%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  ("Calvert" or the "Advisor")

Portfolio Manager		Length of Time
Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President,	Since June 2009
Chief Investment Officer
- Equities, Calvert

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$5,000	$250
IRA Accounts	$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include	Calvert, P.O. Box 219544,
application):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th Street,
Overnight Mail:	Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 15

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 50 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum sales charge (load) on	4.75%	None	None	None
purchases (as a % of offering price)
Maximum deferred sales charge	None	5.00%	1.00%	None
(load) (as a % of amount
purchased or redeemed,
whichever is lower)[1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)

Annual Fund Operating Expenses (expenses that you pay each
year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution and service	0.25%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.33%	1.03%	0.35%	0.39%
Total annual fund operating	1.48%	2.93%	2.25%	1.29%
expenses

1 The contingent deferred sales charge decreases over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$618	$921	$1,245	$2,159
Class B
Expenses assuming
redemption	$796	$1,307	$1,743	$2,908
Expenses assuming no	$296	$907	$1,543	$2,908
redemption
Class C
Expenses assuming	$328	$703	$1,205	$2,585
redemption
Expenses assuming no	$228	$703	$1,205	$2,585
redemption
Class Y	$131	$409	$708	$1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index. As of December 31, 2013, the market capitalization of the Russell Midcap Growth Index companies ranged from $1.2 billion to $27.3 billion with a weighted average level of $12.2 billion. The Russell Midcap Growth Index is reconstituted annually.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average

16 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 1/31/11 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 17

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	12/31/10	16.97%
Worst Quarter (of periods shown)	12/31/08	-25.22%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of
12/31/13) (with maximum sales charge
deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	22.75%	19.74%	6.92%
Return after taxes on distributions	20.51%	18.86%	6.50%
Return after taxes on distributions	14.32%	16.21%	5.63%
and sale of Fund shares
Class B	22.02%	19.35%	6.32%
Class C	26.86%	19.95%	6.59%
Class Y	29.14%	21.06%	7.50%
Russell Midcap Growth Index	35.74%	23.37%	9.77%
(reflects no deduction for fees, expens-
es or taxes)
Lipper Mid-Cap Core Funds Avg.	34.68%	20.19%	8.90%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Investment Subadvisor. New Amsterdam Partners LLC (“New Amsterdam” or "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Michelle Clayman,	Managing Partner,	Since September 2005
CFA	Chief Investment
Officer, New
Amsterdam

Nathaniel Paull, CFA	Partner, Senior	Since September 2005
Portfolio Manager,
New Amsterdam

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares

New Accounts (include applica-	Calvert, P.O. Box 219544,
tion):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th Street,
Overnight Mail:	Kansas City, MO 64105-1514

18 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 19

INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 50 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum sales charge (load)	4.75%	None	None	None
on purchases (as a % of offering
price)
Maximum deferred sales charge	None	5.00%	1.00%	None
(load) (as a % of amount pur-
chased or redeemed, whichever
is lower) [1]
Redemption fee (as a % of	2.00%	2.00%	2.00%	2.00%
amount redeemed or exchanged
within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	1.10%	1.10%	1.10%	1.10%
Distribution and service (12b-1)	0.25%	1.00%	1.00%	None
fees
Other expenses	0.41%	1.09%	0.55%	0.31%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating	1.78%	3.21%	2.67%	1.43%
expenses
Less fee waiver and/or expense	—	—	—	(0.02%)
reimbursement [2]
Net expenses	1.78%	3.21%	2.67%	1.41%

1 The contingent deferred sales charge decreases over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 1.39% through January 31, 2015.

These expense limitations do not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$647	$1,009	$1,394	$2,470
Class B
Expenses assuming
redemption	$824	$1,389	$1,878	$3,183
Expenses assuming no	$324	$989	$1,678	$3,183
redemption
Class C
Expenses assuming	$370	$829	$1,415	$3,003
redemption
Expenses assuming no
redemption	$270	$829	$1,415	$3,003
Class Y	$144	$450	$780	$1,711

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of its portfolio’s average value.

20 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Global Investable Market Index (“IMI”). As of December 31, 2013, the market capitalization of the MSCI EAFE IMI companies ranged from $65.1 million to $236.8 billion with a weighted average level of $59.4 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities among the portions of the portfolio managed by the Advisor and each Subadvisor. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor's or Subadvisors' respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets among the portions of the portfolio managed by the Advisor and each Subadvisor may cause the Fund to under-perform.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates.

These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 21

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor's and each Subadvisor's investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time to that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	23.55%
Worst Quarter (of periods shown)	12/31/08	-24.02%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/13) (with maximum sales
charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	16.56%	8.74%	3.21%
Return after taxes on distributions	16.48%	8.77%	2.80%
Return after taxes on distributions
and sale of Fund shares	9.57%	7.10%	2.86%
Class B	16.00%	8.37%	2.57%
Class C	20.39%	8.85%	2.84%
Class Y	22.94%	10.29%	3.94%
MSCI EAFE IMI
(reflects no deduction for fees,
expenses or taxes)	24.04%	13.60%	7.74%
Lipper International Multi-Cap Growth
Funds Avg.
(reflects no deduction for taxes)	19.47%	13.12%	6.93%

22 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  ("Calvert" or the "Advisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Natalie A. Trunow	Senior Vice President,	Since December 2009
Chief Investment
Officer – Equities,
Calvert

Investment Subadvisors. Thornburg Investment Management, Inc. (“Thornburg”) and Martin Currie, Inc. (“Martin Currie”) (each a "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
William V. Fries,	Portfolio Manager,	Since December 2009
CFA*	Managing Director,
Thornburg

Wendy Trevisani	Portfolio Manager,	Since December 2009
Managing Director,
Thornburg

Lei “Rocky” Wang,	Portfolio Manager,	Since December 2009
CFA*	Managing Director,
Thornburg

Rolf Kelly, CFA	Portfolio Manager,	Since February 2013
Managing Director,
Thornburg

David Sheasby	Investment Director,	Since December 2009
International
Equities and Head
of Sustainability and
Research, Martin
Currie

Christine	Investment Director,	Since December 2009
Montgomery	International Equities,
Martin Currie

* Effective April 1, 2014, Messrs. Fries and Wang will no longer serve as portfolio managers for the Fund.

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544,
tion):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th Street,
Overnight Mail:	Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 23

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through holdings that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 50 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower)[1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees[2]	1.05%	1.05%	1.05%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.73%	1.12%	0.75%
Total annual fund operating expenses	2.03%	3.17%	1.80%
Less fee waiver and/or expense reimburse-	(0.37%)	(0.67%)	(0.39%)
ment[3]
Net expenses	1.66%	2.50%	1.41%

1 The contingent deferred sales charge decreases over time.

2 Management fees are restated to reflect current contractual fees rather than the fees in effect during the previous fiscal year.

3 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2015. Direct net operating expenses will not exceed 1.66% for Class A, 2.50% for Class C, and 1.41% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$636	$1,047	$1,484	$2,693
Class C
Expenses assuming	$353	$915	$1,601	$3,430
redemption
Expenses assuming no	$253	$915	$1,601	$3,430
redemption
Class Y	$144	$528	$938	$2,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index. As of December 31, 2013, the market capitalization of the MSCI EAFE SMID companies ranged from $65.1 million to $17.7 billion with a weighted average level of $5.5 billion.

24 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries) if a Subadvisor deems the company attractive. The stock selection process of each Subadvisor does not utilize a predetermined geographic allocation, and each Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE SMID benchmark by balancing the risks and opportunities between the portion of the portfolio managed by each Subadvisor. The Advisor may shift allocations between the Subadvisors depending on market conditions, the Subadvisors' respective style biases, and performance opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets between the portion of the portfolio managed by each Subadvisor may cause the Fund to underperform.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 25

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by a Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Subadvisors make investment decisions independently from each other. It is possible that the Subadvisors' investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	24.05%
Worst Quarter (of periods shown)	12/31/08	-24.15%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

26 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Average Annual Total Returns			Since
(as of 12/31/13) (with maximum			Inception
sales charge deducted, if any)	1 Year	5 Years	(5/31/07)
Class A:
Return before taxes	21.52%	13.64%	1.48%
Return after taxes on distributions	21.37%	13.60%	1.44%

Return after taxes on distributions	12.51%	11.10%	1.22%
and sale of Fund shares
Class Y	27.90%	15.02%	2.41%
MSCI EAFE SMID Index
(reflects no deduction for fees,	26.93%	16.34%	1.14%
expenses or taxes)
Lipper International Small/Mid-
Cap Core Funds Avg.	25.49%	17.23%	1.22%
(reflects no deduction for taxes)

Average Annual Total Returns			Since
(as of 12/31/13) (with maximum			Inception
sales charge deducted)	1 Year	5 Years	(7/31/07)
Class C	25.53%	13.75%	1.72%
MSCI EAFE SMID Index
(reflects no deduction for fees,	26.93%	16.34%	1.48%
expenses or taxes)
Lipper International Small/Mid-
Cap Core Funds Avg.	25.49%	17.23%	1.21%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Investment Subadvisors. Advisory Research, Inc. (“ARI”) and Trilogy Global Advisors, LP (“Trilogy”) (each a "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Jonathan P. Brodsky	Managing Director, ARI	Since September
		2011

Drew Edwards	Vice President, ARI	Since September
		2011

Marco P. Priani, CFA,	Vice President, ARI	Since September
CPA, FRM		2011

William Sterling,	Chief Investment Officer and	Since September
Ph.D.	Senior Portfolio Manager,	2011
	Trilogy

Gregory J. Gigliotti	Managing Director and	Since September
	Senior Portfolio Manager,	2011
	Trilogy

Pablo Salas	Managing Director and	Since September
	Senior Portfolio Manager,	2011
	Trilogy

Jessica Reuss, CFA	Product Specialist and	Since September
	Portfolio Manager, Trilogy	2011

David Runkle, Ph.D.,	Director of Quantitative	Since September
CFA	Research, Portfolio Manager,	2011
	Trilogy

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544,
tion):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th Street,
Overnight Mail:	Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

________________________________

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 27

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors and that, at the time of purchase, are considered by the Advisor to be attractively valued. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 48 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum sales charge (load)	4.75%	None	None	None
on purchases (as a % of offering
price)
Maximum deferred sales charge	None	5.00%	1.00%	None
(load) (as a % of amount pur-
chased or redeemed, whichever is
lower)[1]
Redemption fee (as a % of	2.00%	2.00%	2.00%	2.00%
amount redeemed or exchanged
within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1)	0.25%	1.00%	1.00%	None
fees
Other expenses	0.47%	1.69%	0.54%	0.46%
Total annual fund operating	1.67%	3.64%	2.49%	1.41%
expenses
Less fee waiver and/or expense	—	(0.45%)	—	—
reimbursement[2]
Net expenses	1.67%	3.19%	2.49%	1.41%

1 The contingent deferred sales charge decreases over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2015. Direct net operating expenses will not exceed 1.69% for Class A, 3.19% for Class B, 2.69% for Class C, and 1.42% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$637	$976	$1,339	$2,357
Class B
Expenses assuming	$822	$1,473	$2,045	$3,429
redemption
Expenses assuming no	$322	$1,073	$1,845	$3,429
redemption
Class C
Expenses assuming	$352	$776	$1,326	$2,826
redemption
Expenses assuming no
redemption	$252	$776	$1,326	$2,826
Class Y	$144	$446	$771	$1,691

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund’s investment process seeks to add value by using the Advisor’s fundamental, quantitative, and macro-economic research and analy-

28 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

ses while integrating the Advisor’s proprietary views on material environmental, social and governance (“ESG”) information as part of its risk and opportunity assessment. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell 2000 Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process.

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines small companies as those whose market capitalization falls within the range of the Russell 2000 Index. As of December 31, 2013, the market capitalization of the Russell 2000 Index companies ranged from $9.7 million to $5.3 billion with a weighted average level of $1.8 billion.

The Fund may also invest up to 25% of its net assets in foreign securities.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to October 18, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 29

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.70%
Worst Quarter (of periods shown)	12/31/08	-23.11%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns			Since
(as of 12/31/13) (with maximum sales			Inception
charge deducted)	1 Year	5 Years	(10/1/04)
Class A:
Return before taxes	34.16%	16.86%	6.21%
Return after taxes on distributions	30.75%	16.11%	5.83%
Return after taxes on distributions	22.15%	13.73%	5.00%
and sale of Fund shares
Class Y	41.07%	18.04%	6.79%
Russell 2000 Index
(reflects no deduction for fees,	38.82%	20.08%	9.16%
expenses or taxes)
Lipper Small-Cap Core Funds Avg.
(reflects no deduction for taxes)	36.82%	20.34%	*

* The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance since 10/31/04 is as follows: Class A return before taxes is 6.33%; Class A return after taxes on distributions is 5.95%; Class A return after taxes on distributions and sale of Fund shares is 5.10%; and Lipper Small-Cap Core Funds Average is 9.22%.

Average Annual Total Returns		Since
(as of 12/31/13) (with maximum sales		Inception
charge deducted)	1 Year	(11/29/10)
Class B	33.65%	14.76%
Russell 2000 Index
(reflects no deduction for fees,	38.82%	17.83%
expenses or taxes)
Lipper Small-Cap Core Funds Avg.
(reflects no deduction for taxes)	36.82%	*

* The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance since 11/30/10 is as follows: Class B return is 15.15%, and Lipper Small-Cap Core Funds Average is 9.49%.

Average Annual Total Returns			Since
(as of 12/31/13) (with maximum			Inception
sales charge deducted)	1 Year	5 Years	(4/1/05)
Class C	38.73%	16.96%	5.63%
Russell 2000 Index
(reflects no deduction for fees,	38.82%	20.08%	9.08%
expenses or taxes)

Lipper Small-Cap Core Funds Avg.	36.82%	20.34%	*
(reflects no deduction for taxes)

* The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance since 4/30/05 is as follows: Class C return is 6.5%, and Lipper Small-Cap Core Funds Average is 17.25%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  ("Calvert" or the "Advisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Natalie A. Trunow	Senior Vice President	Since July 2010
Chief Investment Officer –
Equities, Calvert

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under "Choosing a Share Class" on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

30 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-
1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 31

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, in accordance with the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 48 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on pur-	4.75%	None	None
chases (as a % of offering price)
Maximum deferred sales charge (load)	None	1.00%	None
(as a % of amount purchased or
redeemed, whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay
each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.85%	0.90%	1.20%
Total annual fund operating expenses	2.40%	3.20%	2.50%
Less fee waiver and/or expense reimburse-	(0.55%)	(0.35%)	(0.90%)
ment [2]
Net expenses	1.85%	2.85%	1.60%

1 The contingent deferred sales charge decreases over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2015. Direct net operating expenses will not exceed 1.85% for Class A, 2.85% for Class C, and 1.60% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$654	$1,138	$1,647	$3,041
Class C
Expenses assuming	$388	$954	$1,643	$3,479
redemption
Expenses assuming no	$288	$954	$1,643	$3,479
redemption
Class Y	$163	$693	$1,250	$2,768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that

32 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see “Description of Alternative Energy Indices” in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund may invest in several countries in different geographic regions of the world (at least three different countries), and the Subadvisor’s stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments’ policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 33

may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	28.24%
Worst Quarter (of periods shown)	12/31/08	-33.93%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns			Since
(as of 12/31/13) (with maximum			Inception
sales charge deducted, if any)	1 year	5 Years	(5/31/07)
Class A:
Return before taxes	27.26%	-2.19%	-10.33%
Return after taxes on distributions	27.26%	-2.23%	-10.36%
Return after taxes on distributions
and sale of Fund shares	15.43%	-1.57%	-7.20%
Class Y	33.97%	-1.08%	-9.57%
Ardour Global Alternative Energy
Index (Composite)	59.43%	-1.39%	-9.77%
(reflects no deduction for fees,
expenses or taxes)
Lipper Global Natural Resources
Funds Avg.	12.74%	10.46%	-0.48%
(reflects no deduction for taxes)

34 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Average Annual Total Returns			Since
(as of 12/31/13) (with maximum			Inception
sales charge deducted)	1 Year	5 Years	(7/31/07)
Class C	31.41%	-2.20%	-11.35%
Ardour Global Alternative Energy
Index (Composite)	59.43%	-1.39%	-11.13%
(reflects no deduction for fees,
expenses or taxes)
Lipper Global Natural Resources
Funds Avg.	12.74%	10.46%	-0.93%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Investment Subadvisor. Kleinwort Benson Investors International Ltd ("KBI" or "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Treasa Ni Chonghaile	Portfolio Manager,	Since May 2007
Environmental Strategies, KBI

Colm O’Connor	Portfolio Manager,	Since January
	Environmental Strategies, KBI	2009

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include	Calvert, P.O. Box 219544,
application):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th Street,
Overnight Mail:	Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_____________________________

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 35

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector, in accordance with the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 48 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load)	None	1.00%	None
(as a % of amount purchased or
redeemed, whichever is lower)[1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days
of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
	Class A	Class C	Class Y
Management fees[2]	1.25%	1.25%	1.25%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.49%	0.49%	0.36%
Total annual fund operating expenses	1.99%	2.74%	1.61%
Less fee waiver and/or expense reim-	(0.14%)	—	(0.01%)
bursement[3]
Net expenses	1.85%	2.74%	1.60%

1 The contingent deferred sales charge decreases over time.

2 Management fees are restated to reflect current contractual fees rather than the fees in effect during the previous fiscal year.

3 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2015. Direct net operating expenses will not exceed 1.85% for Class A, 2.85% for Class C and 1.60% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$654	$1,057	$1,484	$2,671
Class C
Expenses assuming	$377	$850	$1,450	$3,070
redemption
Expenses assuming no
redemption	$277	$850	$1,450	$3,070
Class Y	$163	$507	$875	$1,910

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water-related services or technologies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector.

Investments in water-related resource sectors and companies include: water treatment, engineering, filtration, environmental controls, water-related equipment, water and wastewater services, and water utilities. These companies may be involved in technolo-

36 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

gies, services and products including water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water.

A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: S&P Global Water Index, ISE Water IndexTM and S-Network Global Water IndexSM. For more information on these indices, see “Description of Water Indices” in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many water-related resource companies are relatively new.

The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund may invest in several countries in different geographic regions of the world (at least three different countries), and the Subadvisor’s stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and policies. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the Fund, and specific types of companies in which the Fund seeks to invest.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability, and social responsibility factors, as well as its threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.

Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.

Water Industry Risks. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 37

Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	25.55%
Worst Quarter (of periods shown)	09/30/11	-15.39%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

38 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Average Annual Total Returns			Since
(as of 12/31/13) (with maximum			Inception
sales charge deducted, if any)	1 Year	5 Years	(9/30/08)
Class A:
Return before taxes	22.63%	15.48%	9.93%
Return after taxes on distributions	19.46%	13.86%	8.46%
Return after taxes on distributions	13.25%	12.04%	7.48%
and sale of Fund shares
Class C	26.60%	15.49%	9.88%
Class Y	29.07%	16.88%	11.16%
S-Network Global Water Index
(reflects no deduction for fees,	28.32%	15.19%	10.02%
expenses or taxes)
Lipper Global Natural Resources Funds
Avg.	12.74%	10.46%	1.85%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor" or "Subadvisor") Investment Subadvisor. Kleinwort Benson Investors International Ltd ("KBI" or "Subadvisor")

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Catherine Ryan	Portfolio Manager,	Since October
	Environmental Strategies, KBI	2009

Matthew Sheldon,	Portfolio Manager,	Since April 2011
CFA	Environmental Strategies, KBI

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544,
tion):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 39

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries, in accordance with the Fund’s sustainability and corporate responsibility criteria. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 50 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on purchases	4.75%	None	None
(as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	1.48%	98.42%	17.32%
Total annual fund operating expenses	3.03%	100.72%	18.62%
Less fee waiver and/or expense reimburse-	(1.25%)	(97.94%)	(17.09%)
ment [2]
Net expenses	1.78%	2.78%	1.53%

1 The contingent deferred sales charge decreases over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2015. Direct net operating expenses will not exceed 1.78% for Class A, 2.78% for Class C and 1.53% for Class Y. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class C to 5.00% and Class Y to 3.00% through January 31, 2024. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$647	$1,255	$1,887	$3,578
Class C
Expenses assuming	$381	$1,303	$2,325	$4,881
redemption
Expenses assuming no	$281	$1,303	$2,325	$4,881
redemption
Class Y	$156	$789	$1,448	$3,214

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year (which was an eleven month period), the Fund’s portfolio turnover rate was 74% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts, options on securities, and equity-equivalent securities, such as participatory notes (“P-notes”). Derivatives, such as futures, options on futures, and swaps, may also be held by the Fund incidental to its main investment strategy.

40 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

The Subadvisor considers emerging market countries to be those included in the Fund’s benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Subadvisor. A company is considered to be located in an emerging market country if it has a class of securities whose principal securities market is in an emerging market country; is organized under the laws of, or has a principal office in, an emerging market country; derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in one or more emerging market countries; or maintains 50% or more of its assets in one or more emerging market countries.

The Fund may invest in companies of any market capitalization size but seeks to have market capitalization size characteristics similar to that of the MSCI Emerging Markets Index. As of December 31, 2013, the market capitalization of the MSCI Emerging Markets Index companies ranged from $288.4 million to $143.6 billion, with a weighted average level of $44.6 billion. The Fund is expected to invest its assets among companies located in emerging markets throughout the world. The Fund may also invest in securities denominated in foreign currencies and may engage in foreign currency transactions.

The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Subadvisor seeks to identify companies located in emerging market countries that are trading at a discount to what the Subadvisor believes to be their intrinsic value but have the potential to increase their book value. To this end, the Subadvisor combines a top-down approach to country analysis with a bottom-up approach to fundamental company research. The country analysis includes an assessment of the risks and opportunities for each emerging market country through in-depth quantitative and qualitative analysis. In addition, the country research process produces a ranking of emerging markets countries based on expected returns with greater active weights allocated to higher-ranking countries. The fundamental company research also utilizes a number of qualitative and quantitative methods. Portfolio construction is determined by the Subadvisor based on its level of conviction in the country and company with input from proprietary risk models.

The Fund may sell a security when it no longer appears attractive to the Subadvisor or does not meet the Fund’s sustainability and corporate responsibility criteria.

Sustainable and Responsible Investing. The Fund seeks to invest in emerging market companies whose products/services or industrial/ business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets, including development, poverty and health; environment and climate change; and rights and governance.

Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility criteria, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.

Management Risk. The individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of microcap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

P-Note Risk. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 41

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/13	8.96%
Worst Quarter (of periods shown)	6/30/13	-2.78%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns		Since
(as of 12/31/13) (with maximum sales charge		Inception
deducted, if any)	1 Year	(10/29/12)
Class A:
Return before taxes	5.69%	9.24%
Return after taxes on distributions	3.50%	7.09%
Return after taxes on distributions and sale	3.50%	6.31%
of Fund shares
Class C	8.93%	12.81%
Class Y	11.23%	14.19%
MSCI Emerging Markets Index
(reflects no deduction for fees, expenses	-2.27%	3.28%
or taxes)
Lipper Emerging Markets Funds Avg.
(reflects no deduction for taxes)	-0.14%	*

* The Fund is unable to show performance of the Lipper average since the Portfolio's inception date. For comparison purposes to Lipper, performance for the Fund since 10/31/12 is 9.24% and the performance for the Lipper Emerging Markets Funds Average is 6.08%.

42 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Hermes Investment Management Limited (“Hermes” or the “Subadvisor”)

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Gary Greenberg	Lead Portfolio Manager,	Since October 2012
Hermes Emerging Markets,
Hermes

Elena Tedesco	Co-Portfolio Manager, Hermes	Since October 2012
Emerging Markets, Hermes

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th Street,
Overnight Mail:	Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 43

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, in accordance with the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 29 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on purchases	4.75%	None	None
(as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower)[1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.64%	1.00%	0.39%
Total annual fund operating expenses	1.74%	2.85%	1.24%
Less fee waiver and/or expense reimburse-	(0.51%)	(0.50%)	(0.26%)
ment[2]
Net expenses	1.23%	2.35%	0.98%

1 The contingent deferred sales charge decreases over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2015. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C, and 0.98% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$594	$950	$1,328	$2,389
Class C
Expenses assuming	$338	$836	$1,460	$3,140
redemption
Expenses assuming no
redemption	$238	$836	$1,460	$3,140
Class Y	$100	$368	$656	$1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000 Value Index. As of December 31, 2013, the market capitalization of the Russell 1000 Value Index companies ranged from $1.1 billion to $504.4 billion with a weighted average level of $114 billion.

44 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Although primarily investing in large cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities.

The Advisor seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth.

In selecting securities for the Fund, the Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers’ current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company’s valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.

Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility standards. Investments must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security’s intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 45

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of the Everest Fund of Summit Mutual Funds, Inc. were reorganized into the Class A shares and Class Y shares, respectively, of Calvert Large Cap Value Fund, which commenced operations on 12/12/08. Class A shares and Class Y shares of Calvert Large Cap Value Fund each have an inception date of 12/29/99, and Class C shares have an inception date of 12/12/08. In the bar chart, and in the table for Class A returns (before and after taxes), the performance results prior to 12/12/08 for Class A shares of Calvert Large Cap Value Fund reflect the performance of Class A of the Everest Fund. After-tax returns for other Classes will vary. In the table for Class Y returns, the performance results prior to 12/12/08 for Class Y shares of Calvert Large Cap Value Fund reflect the performance of Class I shares the Everest Fund.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	19.17%
Worst Quarter (of periods shown)	12/31/08	-23.88%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/13) (with maximum sales
charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	25.41%	14.58%	6.04%
Return after taxes on distributions	25.21%	14.39%	4.99%
Return after taxes on distributions
and sale of Fund shares	14.55%	11.80%	4.61%
Class Y	31.99%	15.99%	6.81%
Russell 1000 Value Index
(reflects no deduction for fees,	32.53%	16.67%	7.58%
expenses or taxes)

Lipper Large-Cap Value Funds Avg.	32.26%	16.06%	6.74%
(reflects no deduction for taxes)

Average Annual Total Returns			Since
(as of 12/31/13) (with maximum			Inception
sales charge deducted)	1 Year	5 Years	(12/12/08)
Class C	29.21%	14.46%	15.15%
Russell 1000 Value Index
(reflects no deduction for fees,	32.53%	16.67%	17.15%
expenses or taxes)
Lipper Large-Cap Value Funds Avg.	32.26%	16.06%	*
(reflects no deduction for taxes)

* The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance for the Fund since 12/31/2008 is 14.46% and the performance for the Lipper Large-Cap Value Funds Average is 16.06%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  ("Calvert" or the "Advisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
James R. McGlynn,	Senior Vice President	Since December 1999
CFA	& Portfolio Manager,
Calvert

Yvonne M. Bishop,	Assistant Portfolio	Since July 2000
CFA	Manager, Calvert

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

46 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th Street,
Overnight Mail:	Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 47

INVESTMENT OBJECTIVE

The Fund seeks high current income and competitive total return through investment primarily in dividend-paying, large-cap U.S. common stocks, in accordance with the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 29 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on pur-	4.75%	None	None
chases (as a % of offering price)
Maximum deferred sales charge (load)	None	1.00%	None
(as a % of amount purchased or
redeemed, whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days
of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees[2]	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	1.05%	2.03%	2.74%
Total annual fund operating expenses	2.00%	3.73%	3.44%
Less fee waiver and/or expense reim-	(0.77%)	(1.38%)	(2.46%)
bursement[3]
Net expenses	1.23%	2.35%	0.98%

1 The contingent deferred sales charge decreases over time.

2 Management fees are restated to reflect current contractual fees rather than the fees in effect during the previous fiscal year.

3 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2015. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C, and 0.98% for Class Y. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class C to 5.00% and Class Y to 3.00%, through January 31, 2024. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$594	$1,002	$1,434	$2,633
Class C
Expenses assuming	$338	$1,014	$1,809	$3,887
redemption
Expenses assuming no
redemption	$238	$1,014	$1,809	$3,887
Class Y	$100	$737	$1,399	$3,174

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for high current income and competitive total return through investment primarily in dividend-paying, large-cap U.S. common stocks that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The equity securities held by the Fund will consist primarily of dividend-paying common stocks of large-cap U.S. companies, but may also include preferred stock, trust preferred securities and convertible securities. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000 Value Index. As of December 31, 2013, the market capitalization of the Russell 1000 Value Index companies ranged from $1.1 billion to $504.4 billion with a

48 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

weighted average level of $114 billion.

Although primarily investing in large-cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities. The Fund may also invest up to 20% of its net assets in debt securities, including below-investment grade, high-yield debt securities (commonly known as “junk bonds”). A debt security is below-investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s Rating Services or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Advisor seeks to invest in stocks of companies that are trading at a discount to their intrinsic value and that are attractively priced relative to their earnings, dividends, assets or other financial measures. These may include companies that are temporarily out of favor.

In selecting securities for the Fund, the Advisor primarily uses a bottom-up investment approach focused on fundamental, quantitative, macroeconomic, and environmental, social and governance (ESG) analysis of securities in a number of different sectors and industries, in light of an issuer’s current financial condition and industry position, as well as the market, political and regulatory environment. Factors considered in assessing a company’s valuation and prospects may include analysis of growth and earnings dynamics, earnings quality, free cash flows, market sentiment, use of capital, ESG factors, favorable supply/demand conditions for key products or businesses, competitive position in the marketplace, and quality of management. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell 1000 Value Index, and minimizing transaction costs.

Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility standards. Investments must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may adversely affect the Fund’s ability to generate income.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Convertible Securities Risk. The values of the convertible securities in which the Fund may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends, and their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time that is unfavorable to the Fund.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security’s intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 49

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	3/31/12	10.75%
Worst Quarter (of periods shown)	6/30/13	-2.70%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns		Since
(as of 12/31/13) (with maximum sales charge		Inception
deducted, if any)	1 Year	(10/31/11)
Class A:
Return before taxes	21.78%	16.77%
Return after taxes on distributions	20.05%	15.76%
Return after taxes on distributions and sale	13.60%	13.07%
of Fund shares
Class C	25.47%	18.16%
Class Y	28.16%	19.54%
Russell 1000 Value Index
(reflects no deduction for fees, expenses	32.53%	23.52%
or taxes)
Lipper Equity Income Funds Avg.	27.90%	19.27%
(reflects no deduction for taxes)

50 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  ("Calvert" or the "Advisor")

Portfolio Manager		Length of Time
Name	Title	Managing Fund
Yvonne M. Bishop,	Assistant Portfolio	Since October 2011
CFA	Manager, Calvert

Natalie A. Trunow	Senior Vice President,	Since August 2013
Chief Investment Officer
– Equities, Calvert

James R. McGlynn,	Senior Vice President	Since October 2011
CFA	& Senior Portfolio
Manager, Calvert

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

_________________________________

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 51

INVESTMENT OBJECTIVE

The Fund seeks current income and capital appreciation, consistent with the preservation of capital. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 52 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on purchases (as a %	4.75%	None
of offering price)
Maximum deferred sales charge (load) (as a % of	None	1.00%
amount purchased or redeemed, whichever is lower)[1]
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.28%	0.29%
Acquired fund fees and expenses	0.57%	0.57%
Total annual fund operating expenses	1.25%	2.01%
Less fee waiver and/or expense reimbursement[2]	(0.24%)	—
Net annual fund operating expenses	1.01%	2.01%

1 The contingent deferred sales charge decreases over time.

2 The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2015. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$573	$830	$1,107	$1,894
Class C
Expenses assuming
redemption	$304	$630	$1,083	$2,338
Expenses assuming no	$204	$630	$1,083	$2,338
redemption

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund may also invest in cash and short-term money market instruments.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor.

52 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

In addition, the Fund may invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalanc-ing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the Calvert Bond Portfolio.

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund seeks to invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of water-related companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products/services or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets. Lastly, Calvert Bond Portfolio avoids investing in tobacco companies and employs fundamental security analysis that incorporates the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues.

Each underlying fund (other than Calvert Global Water Fund and Calvert Emerging Markets Equity Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund and Calvert Emerging Markets Equity Fund each have sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund and Calvert Emerging Markets Equity Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 53

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market benchmark, a composite benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	9.08%
Worst Quarter (of periods shown)	12/31/08	-9.39%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

54 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Average Annual Total Returns			Since
(as of 12/31/13) (with maximum			Inception
sales charge deducted)	1 Year	5 Years	(4/29/05)
Class A:
Return before taxes	4.04%	8.70%	4.86%
Return after taxes on	2.68%	7.54%	3.67%
distributions
Return after taxes on distribu-	2.94%	6.57%	3.48%
tions and sale of Fund shares
Class C	7.19%	8.52%	4.18%
Barclays U.S. Credit Index
(reflects no deduction for fees,	-2.01%	7.89%	5.40%
expenses or taxes)
Conservative Allocation Composite
Benchmark*	7.31%	10.40%	6.41%
(reflects no deduction for fees,
expenses or taxes)
Lipper Mixed-Asset Target
Allocation Conservative Funds Avg.	6.76%	9.58%	4.90%
(reflects no deduction for taxes)

* The Fund also shows the Conservative Allocation Composite Benchmark (22% Russell 3000 Index; 8% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 60% Barclays U.S. Credit Index; 10% Barclays 3-month T-Bill Bellwether Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow since 2008, manages the Fund.

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Natalie A. Trunow	Senior Vice President,	Since August 2008
Chief Investment Officer -
Equities, Calvert

Joshua Linder	Assistant Portfolio Manager,	Since January 2014
Calvert

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include	Calvert, P.O. Box 219544,
application):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

_________________________________

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 55

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 52 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on purchases (as a %	4.75%	None
of offering price)
Maximum deferred sales charge (load) (as a % of	None	1.00%
amount purchased or redeemed, whichever is lower)[1]
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.29%	0.27%
Acquired fund fees and expenses	0.72%	0.72%
Total annual fund operating expenses	1.41%	2.14%

1 The contingent deferred sales charge decreases over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$612	$900	$1,209	$2,086
Class C
Expenses assuming
redemption	$317	$670	$1,149	$2,472
Expenses assuming no	$217	$670	$1,149	$2,472
redemption

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund may also invest in cash and short-term money market instruments.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations

56 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

In addition, the Fund may invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalanc-ing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the Calvert Bond Portfolio.

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund seeks to invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of water-related companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products/services or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets. Lastly, Calvert Bond Portfolio avoids investing in tobacco companies and employs fundamental security analysis that incorporates the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues.

Each underlying fund (other than Calvert Global Water Fund and Calvert Emerging Markets Equity Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund and Calvert Emerging Markets Equity Fund each have sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund and Calvert Emerging Markets Equity Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instru-

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 57

ments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market benchmark, a composite benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Results
Best Quarter (of periods shown)	6/30/09	13.24%
Worst Quarter (of periods shown)	12/31/08	-16.48%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

58 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Average Annual Total Returns			Since
(as of 12/31/13) (with maximum			Inception
sales charge deducted)	1 Year	5 Years	(4/29/05)
Class A:
Return before taxes	12.73%	11.30%	4.92%
Return after taxes on distributions	11.63%	10.79%	4.32%
Return after taxes on distributions
and sale of Fund shares	8.03%	8.93%	3.79%
Class C	16.54%	11.55%	4.67%
Russell 3000 Index
(reflects no deduction for fees,	33.55%	18.71%	8.28%
expenses or taxes)
Moderate Allocation Composite
Benchmark*
(reflects no deduction for fees,	18.65%	14.24%	7.66%
expenses or taxes)
Lipper Mixed-Asset Target Allocation
Growth Funds Avg.	19.16%	13.58%	6.33%
(reflects no deduction for taxes)

* The Fund also shows the Moderate Allocation Composite Benchmark (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays U.S. Credit Index; 5% Barclays 3-month T-Bill Bellwether Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow since 2008, manages the Fund.

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Natalie A. Trunow	Senior Vice President,	Since August 2008
Chief Investment Officer -
Equities, Calvert

Joshua Linder	Assistant Portfolio Manager,	Since January 2014
Calvert

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544,
tion):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 59

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 52 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on purchases (as a %	4.75%	None
of offering price)
Maximum deferred sales charge (load) (as a % of	None	1.00%
amount purchased or redeemed, whichever is lower)[1]
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.41%	0.48%
Acquired fund fees and expenses	0.83%	0.83%
Total annual fund operating expenses	1.64%	2.46%
Less fee waiver and/or expense reimbursement[2]	(0.38%)	—
Net annual fund operating expenses	1.26%	2.46%

1 The contingent deferred sales charge decreases over time.

2 The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2015. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.43% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$597	$932	$1,290	$2,296
Class C
Expenses assuming	$349	$767	$1,311	$2,796
redemption
Expenses assuming no	$249	$767	$1,311	$2,796
redemption

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund may also invest in cash and short-term money market instruments.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations

60 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

In addition, the Fund may invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalanc-ing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the Calvert Bond Portfolio.

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund seeks to invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of water-related companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products/services or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets. Lastly, Calvert Bond Portfolio avoids investing in tobacco companies and employs fundamental security analysis that incorporates the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues.

Each underlying fund (other than Calvert Global Water Fund and Calvert Emerging Markets Equity Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund and Calvert Emerging Markets Equity Fund each have sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund and Calvert Emerging Markets Equity Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 61

market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market benchmark, a composite benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.87%
Worst Quarter (of periods shown)	12/31/08	-21.79%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

62 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Average Annual Total Returns			Since
(as of 12/31/13) (with maximum sales			Inception
charge deducted)	1 Year	5 Years	(6/30/05)
Class A:
Return before taxes	21.13%	13.69%	4.91%
Return after taxes on distributions	20.31%	13.46%	4.56%
Return after taxes on distributions	12.64%	11.03%	3.89%
and sale of Fund shares
Class C	24.74%	13.33%	4.18%
Russell 3000 Index
(reflects no deduction for fees,	33.55%	18.71%	7.89%
expenses or taxes)
Aggressive Allocation Composite
Benchmark*	27.26%	16.80%	7.99%
(reflects no deduction for fees,
expenses or taxes)
Lipper Multi-Cap Core Funds Avg.	32.47%	17.76%	7.12%
(reflects no deduction for taxes)

* The Fund also shows the Aggressive Allocation Composite Benchmark (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow since 2008, manages the Fund.

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Natalie A. Trunow	Senior Vice President,	Since August 2008
Chief Investment Officer -
Equities, Calvert

Joshua Linder	Assistant Portfolio Manager,	Since January 2014
Calvert

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544,
tion):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas City,
investment slip):	MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th Street,
Overnight Mail:	Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas City,
MO 64121-9544

__________________________

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 64 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 63

Additional Information That Applies to All Funds

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

64 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

MORE INFORMATION ON FEES AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

Subject to certain exceptions, the contingent deferred sales charge (“CDSC”) imposed on the proceeds of Class B or Class C shares of a Fund redeemed within certain time periods after purchase is a percentage of the net asset value at the time of purchase or redemption, whichever is less.

For Class B shares, the CDSC declines from 5.00% in the first year that shares are held, to 4.00% in the second and third years, 3.00% in the fourth year, 2.00% in the fifth year, and 1.00% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years.

For Class C shares, a 1.00% CDSC is imposed on shares sold within one year. There is no charge on redemptions of Class C shares held for more than one year.

See “How to Buy Shares/Choosing a Share Class/Class B”, “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges”, and “How to Buy Shares/Choosing a Share Class/Class C” in this Prospectus.

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. See “How to Sell Shares/Redemption Fee” in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus. Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund each pay no investment advisory fee. The administrative fees (as a percentage of the Fund's net assets) paid for each Fund for the most recent fiscal year are as follows.

Fund	Administrative Fee

Calvert International Equity Fund	0.35%
Calvert International Opportunities Fund	0.35%[1]
Calvert Global Alternative Energy Fund	0.35%
Calvert Global Water Fund	0.35%
Calvert Emerging Markets Equity Fund	0.35%

Calvert Balanced Portfolio	0.275%

Calvert Capital Accumulation Fund	0.25%
Calvert Small Cap Fund	0.25%

Calvert Equity Portfolio	0.20%
Calvert Large Cap Value Fund	0.20%
Calvert Equity Income Fund	0.20%
Calvert Social Index Fund	0.20%[2]

Calvert Large Cap Core Portfolio	0.15%
Calvert Conservative Allocation Fund	0.15%
Calvert Moderate Allocation Fund	0.15%
Calvert Aggressive Allocation Fund	0.15%

1 Effective January 1, 2014, the administrative fee is 0.30% of the Fund's average daily net assets.

2 Effective January 1, 2014, the administrative fee is 0.15% of the Fund's average daily net assets.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 65

VOLUNTARY FEE WAIVERS

Calvert Equity Portfolio	The investment advisor voluntarily waives a portion of its advisory fee for the Fund equal to 0.05% on average daily net assets between $2 billion and $3 billion and 0.075% on average daily net assets over $3 billion that, in each case, are under management by Atlanta Capital Management Company, LLC. This waiver is contingent upon the continued service by Atlanta Capital Management Company, LLC as Subadvisor of the Fund at an annual fee of 0.30% on assets up to $2 billion, 0.25% on the next $1 billion, and 0.225% on assets in excess of $3 billion. Calvert may cease this waiver at any time. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, B, C and Y of the Fund were 1.20%, 2.07%, 1.90% and 0.81%, respectively, for the fiscal year ended September 30, 2013.

Calvert Large Cap Core Portfolio	The investment advisor voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of the Fund. Calvert may cease this waiver at any time. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, B, C, and Y of the
Fund were 1.22%, 2.67%, 2.06%, and 1.15%, respectively, for the fiscal year ended September 30, 2013.

Calvert International Equity Fund	The investment advisor has agreed to voluntarily limit direct net annual fund operating expenses for Class A, B and C of the Fund to 1.80%, 2.97% and 2.69%, respectively. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, B and C of the Fund were 1.76%, 2.97%, and 2.65%, respectively, for the fiscal year ended September 30, 2013.

DISTRIBUTION AND SERVICE FEES

The following table shows the maximum annual amount of distribution and service fees payable under each Fund’s distribution plan for Class A shares and the amount of the Fund’s distribution and service fees authorized by the Fund’s Board of Trustees/Directors for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Trustees/Directors.

Fund	Maximum Amount	Amount
	Payable (Class A)	Authorized
Calvert Equity Income Fund	0.50%	0.25%
Calvert International Opportunities Fund	0.50%	0.25%
Calvert Global Alternative Energy Fund	0.50%	0.25%
Calvert Global Water Fund	0.50%	0.25%
Calvert Large Cap Value Fund	0.50%	0.25%
Calvert Emerging Markets Equity Fund	0.50%	0.25%
Calvert Balanced Portfolio	0.35%	0.24%
Calvert Capital Accumulation Fund	0.35%	0.25%
Calvert International Equity Fund	0.35%	0.25%
Calvert Small Cap Fund	0.35%	0.25%
Calvert Conservative Allocation Fund	0.35%	0.25%
Calvert Moderate Allocation Fund	0.35%	0.25%
Calvert Aggressive Allocation Fund	0.35%	0.25%
Calvert Equity Portfolio	0.25%	0.25%
Calvert Social Index Fund	0.25%	0.25%
Calvert Large Cap Core Portfolio	0.25%	0.25%

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

66 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

ACQUIRED FUND FEES AND EXPENSES

All Funds (other than Asset Allocation Funds): acquired fund fees and expenses represent underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, “Partnerships”) that the Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year.

For the Funds below, Total Annual Fund Operating Expenses shown in the "Fees and Expenses" table in the respective Fund Summary do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio, which is as follows, reflects the operating expenses of the applicable Fund and does not include acquired fund fees and expenses.

Fund	Class A	Class B	Class C	Class Y
Calvert Balanced Portfolio	1.18%	2.30%	1.99%	61.96%
Calvert Equity Portfolio	1.21%	2.08%	1.91%	0.82%
Calvert International Equity Fund	1.76%	3.19%	2.65%	1.41%

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund: each Fund will indirectly bear its pro rata share of operating expenses incurred by the underlying Calvert funds. Based on the current Prospectus of each underlying Calvert fund, such expenses range from 0.21% to 1.60% for the class of shares in which each Asset Allocation Fund may invest. The fee table in the Fund Summary of each Asset Allocation Fund provides an estimate of the expenses the Fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying Calvert funds. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Fund to the amounts listed in the table below through January 31, 2015. Only the Board of Trustees/Directors of the Fund may terminate an expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.

Fund	Class A	Class B	Class C	Class Y
Calvert Balanced Portfolio	—	—	—	0.955%
Calvert Equity Portfolio	—	—	—	0.96%
Calvert Social Index Fund	0.75%	1.75%	1.75%	0.60%
Calvert Large Cap Core Portfolio	—	—	—	1.07%
Calvert Capital Accumulation Fund	1.59%	—	2.59%	1.44%
Calvert International Equity Fund	—	—	—	1.39%
Calvert International Opportunities Fund	1.66%	N/A	2.50%	1.41%
Calvert Small Cap Fund	1.69%	3.19%	2.69%	1.42%
Calvert Global Alternative Energy Fund	1.85%	N/A	2.85%	1.60%
Calvert Global Water Fund	1.85%	N/A	2.85%	1.60%
Calvert Emerging Markets Equity Fund	1.78%	N/A	2.78%	1.53%
Calvert Large Cap Value Fund	1.23%	N/A	2.35%	0.98%
Calvert Equity Income Fund	1.23%	N/A	2.35%	0.98%
Calvert Conservative Allocation Fund	0.44%	N/A	2.00%	N/A
Calvert Moderate Allocation Fund	0.80%	N/A	2.00%	N/A
Calvert Aggressive Allocation Fund	0.43%	N/A	2.00%	N/A

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a shareholder. The Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 67

In addition to the expense limitations set forth in the table above, Calvert has further agreed to contractually limit direct net operating expenses for Class Y shares of Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, and Calvert Global Water Fund, to 3.00% through January 31, 2023 and for Class Y shares of Calvert Balanced Portfolio, Calvert Large Cap Core Portfolio, Calvert Emerging Markets Equity Fund, and Calvert Equity Income Fund to 3.00% through January 31, 2024. Calvert has also further agreed to contractually limit direct net operating expenses for Class C shares of Calvert Emerging Markets Equity Fund and Calvert Equity Income Fund to 5.00% through January 31, 2024. Only the Board of Trustees/Directors of the Funds may terminate the expense limitation before the contractual period expires.

See “Investment Advisor and Subadvisors” in the respective Fund’s SAI for more information.

EXAMPLE

The Example in the respective Fund Summary for each Fund also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Fund’s principal investment strategies and principal risks is provided under the respective Fund Summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI. The "Glossary of Certain Investment Risks" provides more detailed information about the risks that are referred to in this section.

For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s annual or semi-annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are not included in this table because each Asset Allocation Fund shares the principal strategies and risks of the underlying Calvert fixed-income and equity funds in which the Asset Allocation Fund invests. The strategies and risks of the underlying funds are described in the Fund Summary of each underlying Calvert equity fund above in this Prospectus, discussed in this section, or set forth below under “Description of Underlying Funds” (with respect to the underlying Calvert fixed-income fund). See also “Fund of Funds Structure” below in this section. Additional information on the strategies and risks of an underlying fund is available in the respective underlying fund’s SAI. Each Asset Allocation Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. Futures, options, swaps, and exchange-traded funds are discussed under the sub-sections titled “Description of Investment Strategies and Associated Risks" and “Explanation of Investment Strategies Used by Certain Funds." Each Asset Allocation Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s fundamen tal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund therefore may hold cash and invest in cash equivalents. During these periods, the Fund may not be able to achieve its investment objective.

68 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of investing at least 95% of its net assets in securities contained in the Calvert Social Index. The Index (and therefore the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on a major U.S. exchange.

2 Excludes any High Social Impact Investments.

3 Based on net premium payments.

4 Based on initial margin required to establish position.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 69

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.	Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.	Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.	Risks: Correlation and Market

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration and interest rate risk.	Risks: Correlation and Opportunity

Conventional Securities and Associated Risks
Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt
securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.	Risks: Market

Foreign securities. For Funds other than Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund, foreign securities are securities issued by entities whose principal place of business is located outside the U.S. For Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund, foreign securities (securities of non-U.S. entities) are securities of entities that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S.; or that are organized under the laws of a non-U.S. country and have their securities principally traded on a non-U.S. exchange. For any Fund that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds.	Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or Moody's Investors Service ("Moody's"), or assigned an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), including Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor or Subadvisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB-/Baa3 by S&P or Moody's, or assigned an equivalent rating by an NRSRO, or unrated bonds determined by the Fund’s Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and Associated Risks
Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.	Risks: Credit, Interest Rate and Liquidity

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

70 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Leveraged Derivative Instruments and Associated Risks
Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Fund will write call options only if it already owns the security (if it is “covered”).	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit, Opportunity and Regulatory

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Opportunity and Regulatory

Explanation of Investment Strategies Used by Certain Funds

Calvert Balanced Portfolio

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Calvert Social Index Fund

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. The sustainable and socially responsible investment criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connec-
tion with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method. The replication method involves holding every security in the Calvert Social Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 71

Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund	ADRs and GDRs. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs. GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares. Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.

Emerging Market Securities. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issued that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. The Fund may also enter into foreign currency transactions to facilitate settlement transactions or to hedge exposure to underlying currencies. To manage currency exposure, the Fund may enter into forward currency contracts to “lock in” the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract.

Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund	Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, Calvert Aggressive Allocation Fund and Calvert Emerging Markets Equity Fund	Swaps. A swap is an agreement between two parties to exchange payments based on a reference asset. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” – i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

All Funds	Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund's initial investment in such contracts. To the extent a Fund uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Advisor, the Subadvisor, or the Fund anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Advisor or Subadvisor fail to use futures in accordance with Rule 4.5, then the Advisor and/or the Subadvisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Derivatives. The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, and currency forwards, whose values are derived, at least in part, from the value of one or more indicators, such as a security, asset, index or reference rate. Derivatives may be used to manage exposure to securities prices and foreign currencies; as an efficient means of increasing or decreasing the Fund’s exposure to certain markets; to protect the value of portfolio securities; and to serve as a cash management tool.

72 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

DESCRIPTION OF ALTERNATIVE ENERGY INDICES

(Calvert Global Alternative Energy Fund)

As stated in the Fund Summary for Calvert Global Alternative Energy Fund under “Principal Investment Strategies,” the Fund may invest in companies that are included in certain alternative energy indices, which are described below.

Ardour Global Alternative Energy Index (Composite)SM	The Ardour Global Alternative Energy Index (Composite) is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for globally traded stocks that are principally engaged in the field of Alternative Energy Technologies, including renewable energy, alternative fuels and related enabling technologies. As of December 31, 2013, the Index included 120 companies.

S&P Global Alternative Energy Index

The S&P Global Alternative Energy Index combines two indices from the S&P Global Thematic Indices – the S&P Global Clean Energy Index and the S&P Global Nuclear Energy Index. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global alternative energy business, from both developed and emerging markets. As of December 31, 2013, the Index included 53 companies.

The S&P Global Clean Energy Index provides liquid and tradable exposure to 24 companies (as of December 31, 2013) from around the world that are involved in clean energy related businesses. The Index is comprised of a diversified mix of Clean Energy Production and Clean Energy Equipment & Technology companies.

The S&P Global Nuclear Energy Index is comprised of 24 of the largest publicly traded companies (as of December 31, 2013) in nuclear energy related businesses that meet the Index’s investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global nuclear energy business from both developed markets and emerging markets.

WilderHill New Energy Global Innovation Index	The WilderHill New Energy Global Innovation Index is comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by WilderHill New Energy Finance, LLC. The Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. As of December 31, 2013, the Index included 96 companies.

WilderHill Clean Energy Index	A priority of the WilderHill Clean Energy Index is to define and track the Clean Energy sector: specifically, businesses that stand to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks and sector weightings within the Index are based on their significance for clean energy, technological influence and relevance to preventing pollution in the first place. Companies selected for the Index include those that focus on technologies for utilization of greener, more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. As of December 31, 2013, the Index included 58 companies.

DESCRIPTION OF WATER INDICES

(Calvert Global Water Fund)

As stated in the Fund Summary for Calvert Global Water Fund under “Principal Investment Strategies,” the Fund may invest in companies that are included in those water indices described below.

Standard & Poor’s (S&P) Global Water Index	The S&P Global Water Index is comprised of many of the largest publicly traded companies in water-related businesses that meet the Index’s specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global water industry, from both developed markets and emerging markets. As of December 31, 2013, the Index included 50 companies.

ISE Water IndexTM	The ISE Water Index provides a benchmark for investors interested in this emerging sector. The Index uses a modified market capitalization-weighted methodology to create a more uniform weight distribution. This prevents a few large component stocks from dominating the Index but still promotes portfolio diversification by retaining the economic attributes of capitalization ranking. Semi-annual reviews and rebalancing events are used to “re-set” the weighting of the component such that the component has a proportionate influence on the index performance. As of December 31, 2013, the Index contained 37 component stocks.

S-Network Global Water IndexSM	The S-Network Global Water Index is the composite index and includes water utilities and companies engaged in water infrastructure and technology development. The composite is divided into two sub-indexes: S-Network Global
Water WorksSM, a compilation of 30 water utilities, and S-Network Global Water TechSM, which includes 30 water technology and infrastructure stocks. As of December 31, 2013, the Index included 60 companies.

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FUND OF FUNDS STRUCTURE

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund is structured as a “fund of funds.” Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds, which are listed in the Fund Summary for the respective Asset Allocation Fund. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees. Each Asset Allocation Fund offers the convenience of a professionally managed, diversified portfolio of Calvert mutual funds in a single investment. Because each Asset Allocation Fund invests in a variety of underlying funds, the Asset Allocation Fund could benefit from diversification, through which an Asset Allocation Fund investor could reduce overall risk by distributing assets among a number of investments. The diversification provided by asset allocation may reduce volatility over the long term.

Because the assets of the Asset Allocation Funds are invested in other underlying Calvert funds, the investment performance and risks of the Asset Allocation Funds are directly related to the investment performance and risks of the underlying Calvert funds. Also, each Asset Allocation Fund indirectly pays a proportionate share of the operating expenses of the underlying Calvert funds in which the Asset Allocation Fund invests, including management fees, which are paid to Calvert, in addition to the direct expenses of investing in the Asset Allocation Fund. An investor in an Asset Allocation Fund thus will pay higher expenses than if the underlying Calvert fund shares were held directly. An investor in an Asset Allocation Fund also may receive taxable capital gains distributions to a greater extent than if the underlying funds were held directly.

Please refer to the Fund Summaries in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying equity funds. Please turn to “Description of Underlying Funds” in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying fixed-income fund (Calvert Bond Portfolio). Additional investment practices of an underlying fund are described in its SAI, and, for the underlying fixed-income fund, in the Calvert Income Funds Prospectus dated January 31, 2014 (Class A, B, C and Y).

PORTFOLIO HOLDINGS

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

CALVERT SIGNATURE STRATEGIES®

(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert Small Cap Fund, Calvert International Equity Fund and Calvert International Opportunities Fund)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet those standards, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

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Although each Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and its sustainable and socially responsible investment criteria.

Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees/Directors without shareholder approval.

Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund and Calvert Small Cap Fund

The Funds seek to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innova-tive and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local commu-nities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental prob-lems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

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• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by govern-ments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

• Demonstrate poor corporate governance or engage in harmful or unethical business practices.

• Manufacture tobacco products.

• Are significantly involved in the manufacture of alcoholic beverages.

• Have direct involvement in gambling operations.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manu-facture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, Calvert Balanced Portfolio, Calvert Equity Portfolio and Calvert Large Cap Core Portfolio invest in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Funds’ sustainable and socially responsible investment criteria.

Calvert International Equity Fund

Calvert International Equity Fund seeks to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Equity Fund seeks to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

• Demonstrate poor corporate governance or engage in harmful or unethical business practices.

• Derive more than 10% of revenues from the production of tobacco or alcohol products.

76 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating lead-ership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Calvert International Opportunities Fund

Calvert International Opportunities Fund seeks to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innova-tive and effective solutions to environmental problems through their products and services. Calvert will also consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, Calvert will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert’s rigorous standards of performance regarding the safety and security of their nuclear power operations.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity poli-cies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local commu-nities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Opportunities Fund seeks to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate new nuclear power plants.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

• Demonstrate poor corporate governance or engage in harmful or unethical business practices.

• Derive more than 10% of revenues from the production of tobacco or alcohol products.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manu-facture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating lead-ership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Shareholder Advocacy and Corporate Responsibility

As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

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Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

CALVERT SOLUTION STRATEGIES®

(Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the sustainable and socially responsible investment criteria. Investments for a Fund must be consistent with the Fund’s current financial, sustainable and socially responsible investment criteria, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities in a Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet those standards, the security will be sold as per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria.

Sustainable and Socially Responsible Investment Criteria

Calvert Global Alternative Energy Fund

Addressing the climate change crisis is essential to ensuring a sustainable future. A shift away from fossil fuels requires a sharp focus on developing alternative energy, energy efficiency, and the broadest array of energy options. The Fund provides an investment opportunity for climate change solutions and renewable energy development.

The Fund seeks to invest in companies that are market leaders in alternative energy or that are significantly involved in the alternative energy sector. Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

The Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund will focus on environmental, social, and governance (“ESG”) factors that promote and encourage sustainable solutions.

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The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, companies totally satisfy. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Investing in new or emerging energy and climate change solutions involves a focus on corporate leadership in alternative energy; emphasis on corporate engagement; and flexibility towards traditional exclusionary criteria. The Fund will consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, the Fund will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert’s rigorous standards of performance regarding the safety and security of their nuclear power operations.

The Fund will adhere to core ESG criteria as follows.

Calvert Global Alternative Energy Fund seeks to invest in companies that:

• Demonstrate leadership in providing solutions to the climate change crisis through renewable energy and other alternative environmental technologies.

• Take positive steps to improve environmental management and performance, and provide innovative solutions to environmental problems through their products, services and emerging technologies.

• Treat their employees with dignity and respect in the workplace.

• Observe appropriate international human rights standards and respect the rights of Indigenous Peoples.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life of the communities where they operate and are responsive to stakeholder concerns and expectations.

• Exhibit sound policies and practices with respect to corporate governance and business practices.

Calvert Global Alternative Energy Fund seeks to avoid investing in companies that:

• Contribute directly to the systematic denial of basic human rights.

• Maintain poor environmental compliance and performance practices.

• Demonstrate poor corporate governance or engage in unethical business practices.

• Own or operate new nuclear power plants.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Calvert Global Water Fund

The Fund seeks to invest in companies that produce or market safe water-related products, services and technologies that enhance access and affordability, public health, and quality of life. Calvert believes that equitable access to water is a fundamental human right. The Fund will take into account the specific human rights and Indigenous Peoples’ Rights issues related to the sector, as well as those pertaining to environmental as well as governance commitments and performance.

In seeking to achieve the Fund’s investment objective, investments are selected for financial soundness as well as evaluated according to the Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for the Fund must be consistent with the Fund’s current investment criteria, including financial factors and threshold responsibility standards.

The Fund has the following threshold responsibility standards, which are applied in determining whether a security qualifies as an investment for the Fund:

• The Fund will seek to avoid investing in companies that manufacture tobacco products.

• The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.

• The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. The Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing the industry. Engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and performance continue to lag. Engagement will urge companies to pursue sustainability leadership opportunities where possible, especially in the context of promoting sound environmental management and equitable access to water around the world.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 79

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Calvert’s approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies.

Calvert Emerging Markets Equity Fund

The Fund believes that the long-term performance of companies operating in long established and/or emerging markets alike depends on progress towards sustainable development. The Fund seeks to invest in companies whose products/services and/or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets.

Actions by companies to address such global sustainability challenges include the following themes:

Development, Poverty and Health

• Promoting economic development, income generation and poverty reduction

• Improving quality of life in poor households and communities

• Supporting agricultural innovation and food security

• Providing access to safe medicines and low-cost health care

• Expanding digital access and mobile communications for underserved communities and populations

Environment and Climate Change

• Mitigating and adapting to climate change and other environmental challenges

• Enhancing access to clean water and sanitation infrastructure

Rights and Governance

• Respecting human rights, labor rights, and Indigenous Peoples’ rights in local communities/workplaces

• Fostering gender equity and diversity in workplaces and local communities

• Overcoming corruption through transparency and improved governance

In addition to evaluating companies according to these criteria, investments are also evaluated according to the Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. The Fund has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Fund:

• The Fund will seek to avoid investing in companies that manufacture tobacco products.

• The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law.

• The Fund will critically evaluate companies that significantly support governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

In addition to these threshold responsibility standards, investments will be evaluated and may be excluded for extraordinary events and controversial issues that may adversely affect a company’s reputation, operations and/or “social license” to operate.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

CALVERT SAGE STRATEGIES™

(Calvert Large Cap Value Fund and Calvert Equity Income Fund)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are selected for financial soundness as well as evaluated according to that Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for a Fund must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders. Each Fund has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Fund:

• The Fund will seek to avoid investing in companies that manufacture tobacco products.

• The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.

• The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

80 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Investments in fixed-income securities for a Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s threshold responsibility standards and if it is not found to meet those standards, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s threshold responsibility standards typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark. The ETFs in which a Fund may invest will not be screened and will not be required to meet the threshold responsibility standards otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s threshold responsibility standards. The principal purpose of investing in ETFs is not to achieve a social goal by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s threshold responsibility standards.

Sustainable and Responsible Investment

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. Each Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing their industry. Enhanced engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and sustainability performance continue to lag their peers. Engagement will urge companies to improve their environmental, social and governance performance and to pursue sustainability leadership opportunities where possible.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert. All threshold responsibility standards may be changed by the Board of Trustees without shareholder approval.

SAGE™ Enhanced Engagement Strategy

Under Calvert’s SAGE (“Sustainability Achieved through Greater Engagement”) strategy, each Fund may invest in a full range of companies consistent with its threshold responsibility standards. These companies may be emerging sustainability leaders and/or entities which have yet to make significant progress but have the potential to do so.

As each Fund’s investment advisor, Calvert will use the SAGE process to identify and select companies for focused engagement and to determine tangible objectives to pursue with each. Engagement will focus on (1) addressing legacy and/or current issues lacking sufficient focus, commitment and/or concrete performance and (2) encouraging further progress in areas of improvement and emerging leadership. The level of engagement employed by Calvert for a specific company may vary based on the company’s progress on these issues.

Calvert’s approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies. If a company fails to make sufficient progress in its commitments with respect to environmental, social and governance issues in response to Calvert’s engagement approach, a Fund may divest that company’s security from the portfolio at a time that is in the best interests of the Fund’s shareholders.

CALVERT ASSET ALLOCATION FUNDS

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Investment Selection Process; Sustainable and Socially Responsible Investment Criteria

Each Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. Investments for each underlying fund are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria.

In addition, each Fund may invest in cash and short-term money market instruments and, to a limited extent, in ETFs in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash. The cash, short-term money market instruments, and ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the underlying funds’ sustainable and socially responsible invest-

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 81

ment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria, but rather to help the Fund meet its investment objective by obtaining market exposure to its target asset allocation.

Each Fund’s investment criteria include the sustainable and socially responsible investment criteria of the underlying Calvert Funds in which the Fund invests.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature Strategies®, Calvert Solution Strategies®and Calvert SAGE Strategies™)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, certain Funds may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert – High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

Calvert International Equity Fund and Calvert International Opportunities Fund have limits on investments in U.S. companies of 5% and 10% of net assets, respectively; these percentages exclude High Social Impact Investments and Special Equities investments.

High Social Impact Investments

(All Funds except Calvert Large Cap Core Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund)

High Social Impact Investments is a program that targets a percentage of a Fund’s net assets (up to 3% for each of Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Emerging Markets Equity Fund, and up to 1% for each of the other Funds listed above). High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds’ sustainable and socially responsible investment criteria.

Consistent with the Calvert Global Water Fund’s strategy of focusing on water-related resources, High Social Impact Investments for that Fund shall be made in water-related initiatives.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Funds believe that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Each Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. Each Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Funds may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

The Funds may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see “Special Equities” below).

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund’s ability to track the Index. High Social Impact Investments for Calvert Social Index Fund will be limited to 1% of the Fund’s net assets if it commences the program.

Special Equities

(All Funds except Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Fund may invest in the Special Equities investment program, which allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are limited to 3% of each Fund’s net assets (except for Calvert Social Index Fund, Calvert Large Cap Value Fund and Calvert Equity Income Fund, which each have a 1% limit).

82 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Special Equities investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds, including limited partnerships. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of each Fund (or the Board of Trustees, in the case of Calvert Large Cap Value Fund and Calvert Equity Income Fund) identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk and are all subject to liquidity, information and transaction risk. Special Equities foreign investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances, to lose its value entirely. A Fund’s Special Equities investments are valued under the direction of the Fund’s Board.

Pursuant to approval by each Fund’s Board of Trustees/Directors, each Fund has retained Stephen Moody and Daryn Dodson as consultants to provide investment research for the Special Equities Program.

Manager Discovery Program

As part of the ongoing commitment of Calvert to promote equal opportunity, Calvert has introduced the Manager Discovery Program. The program allocates up to 5% of a Fund’s net assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of a Fund. The Manager Discovery Program seeks to bring a dynamic new perspective to a Fund, while maintaining Calvert’s long-standing commitment to seeking financial performance and societal impact. No firm currently participates in the program.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (Calvert or the Advisor), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds and the underlying fund in which the Asset Allocation Funds invest. Calvert provides the Funds and the underlying fund with investment supervision and management and office space, furnishes executive and other personnel to the Funds and the underlying fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2013, Calvert was the investment advisor for 42 mutual fund portfolios and had approximately $12.9 billion in assets under management.

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The respective Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 83

Calvert Balanced Portfolio

Asset Allocation and Equity Investments of Calvert Balanced Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow has been responsible for the allocation of assets and Portfolio Managers for the Fund since 2008 and has managed a portion of the equity assets of the Fund since 2013.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios. Also
	leads in-house equity portfolio management team.	Asset and Portfolio Manager Allocations and Portfolio Manager

Joshua Linder	January 2014-present: Assistant Portfolio Manager, Calvert 2011-2013: Equity Analyst, Calvert 2007-2009: Finance and Operations Associate, D.E. Shaw Group	Assistant Portfolio Manager and Asset and Portfolio Manager Allocations

Profit Investment Management (Profit), 7500 Old Georgetown Road, Suite 700, Bethesda, Maryland 20814, has managed a portion of the equity assets of the Fund since October 2002.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eugene A. Profit	Mr. Profit has been Chief Executive Officer of Profit since 1996.	Portfolio Manager

Fixed-Income Investments of Calvert Balanced Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager for fixed- income investments

Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team and a Portfolio Manager for this Fund since January 2013. He previously worked at Columbia
	Management as Portfolio Manager – Global Rates and Currency Team (2009-2012).	Co-Portfolio Manager

Calvert Equity Portfolio

Atlanta Capital Management Company, LLC (Atlanta Capital), 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, has managed the assets of the Fund since September 1998.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Richard B. England, CFA	Managing Director – Equities and Portfolio Manager, Atlanta Capital Member of Management Committee Mr. England became a Portfolio Manager for this Fund in July 2006.	Lead Portfolio Manager

Paul J. Marshall, CFA	Portfolio Manager, Atlanta Capital Mr. Marshall became a Portfolio Manager for this Fund in March 2009.	Portfolio Manager

Calvert Social Index Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Calvert has managed the day-to-day investment of assets of Calvert Social Index Fund since December 2012.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.	Portfolio Manager

Matthew Moore, CFA	January 2014-present: Assistant Portfolio Manager and Head Trader, Calvert 2008-2013: Investment Analyst and Head Trader, Calvert	Assistant Portfolio Manager

84 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Calvert Large Cap Core Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has managed the day-to-day investment of assets of Calvert Large Cap Core Portfolio since June 2009.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.
	Also leads in-house equity portfolio management team.	Portfolio Manager

Calvert Capital Accumulation Fund

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of the Fund since September 2005.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michelle Clayman, CFA	New Amsterdam – Ms. Clayman founded the firm in 1986	Portfolio Manager

Nathaniel Paull, CFA	New Amsterdam – Senior Portfolio Manager	Portfolio Manager

Calvert International Equity Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has managed an allocation of the Fund’s assets since December 2009 and is Calvert's Portfolio Manager for Calvert International Equity Fund. Please see the information presented above with respect to Calvert's management of Calvert Large Cap Core Portfolio regarding this Portfolio Manager's business experience during the last five years and role on the management team.

Thornburg Investment Management, Inc. (Thornburg), 2300 North Ridgetop Road, Santa Fe, NM 87506, has managed an allocation of the Fund’s assets since December 2009. Thornburg is a Delaware corporation, which has 32 managing directors with an equity interest in the firm.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William V. Fries, CFA*	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

Wendy Trevisani	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

Lei “Rocky” Wang, CFA*	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

Rolf Kelly, CFA	December 2012-present: Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
2011-December 2012: Associate Portfolio Manager, Thornburg
2007-2011: Equity Research Analyst, Thornburg

* Effective April 1, 2014, Messrs. Fries and Wang will no longer serve as portfolio managers for the Fund.

Martin Currie, Inc. (Martin Currie), 1350 Avenue of the Americas, Suite 3010, New York, NY 10019, has managed an allocation of the Fund’s assets since December 2009. Martin Currie is a subsidiary of Martin Currie Investment Management Ltd, located in Edinburgh, Scotland, which was founded in 1881 and is a specialist investment management business. As of October 31, 2013 Martin Currie Investment Management Ltd managed $8.6 billion in active equity portfolios for a global client base of financial institutions, charities, foundations, endowments, pension funds, family offices, government agencies and investment funds. Martin Currie Investment Management Ltd is a private company, owned and managed by its full-time employees.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

David Sheasby	Investment Director, International Equities and Head of Sustainability and Research, Martin Currie	Lead Portfolio Manager, Martin Currie

Christine Montgomery	December 2009-present: Investment Director, International Equities, Martin Currie	Portfolio Manager
2007-2009: Investment Partner, Edinburgh Partners

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 85

Calvert International Opportunities Fund

Advisory Research, Inc. (ARI), 180 N. Stetson Avenue, Suite 5500, Chicago, IL 60601, has managed an allocation of the Fund’s assets since September 2011. ARI is a Delaware corporation and was founded in 1974. ARI had over $10.9 billion in assets under management as of October 31, 2013, primarily in equity, both domestic and international.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Jonathan P. Brodsky	2009-present: Managing Director, ARI; member of ARI Investment Team	Portfolio Manager, Research Analyst
2004-2009: Vice President, ARI; member of ARI Investment Team

Drew Edwards	2008-present: Vice President, ARI; member of ARI Investment Team	Portfolio Manager

Marco P. Priani, CFA, CPA, FRM	Vice President, ARI; member of ARI Investment Team	Portfolio Manager

Trilogy Global Advisors, LP (Trilogy), 1114 Avenue of the Americas, 28th Floor, New York, NY, 10036, has managed an allocation of the Fund’s assets since September 2011. Trilogy is a Delaware limited partnership and has been in business since 1999. Trilogy manages global, international and emerging markets equities with over $14 billion in assets under management as of October 31, 2013.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William Sterling, Ph.D.	1999-present: Chief Investment Officer and Senior Portfolio Manager, Trilogy. Mr. Sterling has guided the firm since its inception in 1999.	Senior Portfolio Manager

Gregory J. Gigliotti	2002-present: Managing Director and Senior Portfolio Manager, Trilogy. Responsible for day-to-day management of Trilogy’s client portfolios.	Senior Portfolio Manager

Pablo Salas	2005-present: Managing Director and Senior Portfolio Manager, Trilogy. Responsible for the management of Trilogy’s emerging markets equity portfolios.	Senior Portfolio Manager

Jessica Reuss, CFA	2006-present: Product Specialist and Portfolio Manager, Trilogy. Responsible for global research coverage in the consumer discretionary and consumer staples sectors.	Portfolio Manager

David Runkle, Ph.D., CFA	2007-present: Director of Quantitative Research, Portfolio Manager, Trilogy. Responsible for Trilogy’s quantitative research efforts.	Portfolio Manager

Calvert Small Cap Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has been responsible for the day-to-day management of assets of the Fund since July 2010 and is Calvert's Portfolio Manager for Calvert Small Cap Fund. Please see the information presented above with respect to Calvert's management of Calvert Large Cap Core Portfolio regarding this Portfolio Manager's business experience during the last five years and role on the management team.

Calvert Global Alternative Energy Fund and Calvert Global Water Fund

Kleinwort Benson Investors International Ltd (KBI), Joshua Dawson House, Dawson Street, Dublin 2, Ireland, has managed the assets of Calvert Global Alternative Energy Fund since inception in May 2007 and Calvert Global Water Fund since inception in September 2008. KBI is wholly-owned by Kleinwort Benson Investors Dublin Ltd., which is a wholly-owned subsidiary of Kleinwort Benson Group Ltd. KBI's ultimate parent is RHJ International Group.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Treasa Ni Chonghaile	Equity Portfolio Management, KBI	Portfolio Manager, Calvert Global Alternative Energy Fund

Colm O’Connor	Equity Portfolio Management, KBI	Portfolio Manager, Calvert Global Alternative Energy Fund

Catherine Ryan	Portfolio Manager, KBI	Portfolio Manager, Calvert Global Water Fund

Matthew Sheldon, CFA	2011-present: Portfolio Manager, KBI	Portfolio Manager, Calvert Global Water Fund
2007-2011: Investment Analyst, Water Asset Management

86 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Calvert Emerging Markets Equity Fund

Hermes Investment Management Limited (Hermes), Lloyds Chambers, 1 Portsoken Street, London E1 8HZ, United Kingdom, has managed the assets of the Fund since the Fund’s inception in October 2012.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary Greenberg	July 2011-present: Lead Portfolio Manager for Emerging Markets Team, Hermes	Lead Portfolio Manager
2010-July 2011: Portfolio Manager for Emerging Markets Team, Hermes
2007-2010: Managing Partner at Silkstone Capital Management LLP

Elena Tedesco	July 2011-present: Portfolio Manager (Eastern Europe, Middle East and Africa) for Emerging Markets	Co-Portfolio Manager
Team, Hermes
2007-June 2011: Analyst for Emerging Markets Team, Hermes

Calvert Large Cap Value Fund and Calvert Equity Income Fund

Calvert Investment Management, Inc.

See “About Calvert” above. Mr. McGlynn and Ms. Bishop have managed the assets of Calvert Large Cap Value Fund (previously the Everest Fund of Summit Mutual Funds, Inc.) since 1999 and 2000, respectively, and have managed the assets of Calvert Equity Income Fund since that Fund's inception in October 2011. Ms. Trunow was added as a Co-Portfolio Manager of the Calvert Equity Income Fund in August 2013.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
James R. McGlynn, CFA	Lead Portfolio Manager of Calvert’s large cap value team. Mr. McGlynn has over 30 years of experience in the investment industry.	Portfolio Manager, Calvert Large Cap Value Fund and Co-Portfolio Manager, Calvert Equity Income Fund

Yvonne M. Bishop, CFA	Assistant Portfolio Manager of Calvert’s large cap value team. Ms. Bishop has over 20 years of experience in the investment industry.	Assistant Portfolio Manager, Calvert Large Cap Value Fund and Co-Portfolio Manager, Calvert Equity Income Fund

Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.	Co-Portfolio Manager, Calvert Equity Income Fund

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

The Calvert Asset Allocation Committee (the “Allocation Committee”) manages the Asset Allocation Funds.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios. Also
	leads in-house equity portfolio management team.	Portfolio Manager, Head of Allocation Committee

Joshua Linder	January 2014-present: Assistant Portfolio Manager, Calvert 2011-2013: Equity Analyst, Calvert 2009-2011: Finance and Operations Associate, D.E. Shaw Group	Assistant Portfolio Manager, Allocation Committee Member

________________________________________

Calvert and each Fund have obtained an exemptive order from the SEC to permit Calvert and the applicable Fund, pursuant to approval by the Fund's Board of Trustees/Directors, to enter into and materially amend contracts with the Fund’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”)) without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Fund’s SAI for further details.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 87

ADVISORY FEES

The table below shows the annual advisory fee paid by each Fund (other than the Asset Allocation Funds) for the most recent fiscal year as a percentage of that Fund’s average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) The advisory fee does not include administrative fees.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund do not pay advisory fees to Calvert for performing investment advisory services. Calvert, however, does receive advisory fees from managing the underlying Calvert funds, a portion of which are paid indirectly by the Asset Allocation Funds. For the most recent fiscal year, each Asset Allocation Fund paid an administrative fee of 0.15% of the Fund’s average daily net assets to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

Fund	Advisory Fee
Calvert Balanced Portfolio	0.42%[1]
Calvert Equity Portfolio	0.49%[2]
Calvert Social Index Fund	0.20%[3]
Calvert Large Cap Core Portfolio	0.50%[4]
Calvert Capital Accumulation Fund	0.65%
Calvert International Equity Fund	0.75%
Calvert International Opportunities Fund	0.80%[5]
Calvert Emerging Markets Equity Fund	0.95%
Calvert Small Cap Fund	0.70%
Calvert Global Alternative Energy Fund	0.95%
Calvert Global Water Fund	0.95%[6]
Calvert Large Cap Value Fund	0.65%
Calvert Equity Income Fund	0.65%[7]

1 Effective December 1, 2013, the advisory fee is 0.41% on assets up to $500 million, 0.385% on the next $500 million, and 0.35% on assets greater than $1 billion.

2 The contractual advisory fee is 0.50%; the Advisor voluntarily waived 0.01% in advisory fees.

3 Effective January 1, 2014, the advisory fee is 0.15% of the Fund's average daily net assets.

4 The contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% in advisory fees.

5 Effective January 1, 2014, the advisory fee is 0.75% of the Fund's average daily net assets.

6 Effective January 1, 2014, the advisory fee is 0.90% of the Fund's average daily net assets.

7 Effective January 1, 2014, the advisory fee is 0.50% of the Fund's average daily net assets.

________________________________________

A discussion regarding the basis for the approval by the Funds’ Board of Trustees/Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

CONSULTING FEES

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Ibbotson Associates, a wholly-owned subsidiary of Morningstar, Inc., serves as an asset allocation consultant and provides guidance on maintaining an optimal allocation strategy for the Asset Allocation Funds. Ibbotson reviews portfolio allocations on a quarterly basis and reports results and recommendations to the Calvert Asset Allocation Committee. Each Asset Allocation Fund pays Ibbotson an annual fee of 0.05% of the Fund’s average daily net assets as compensation for such consulting services. Ibbotson Associates is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

88 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund. First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts.

Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

• the amount you wish to invest;
• the length of time you plan to keep the investment;
• the Class expenses; and
• whether you qualify for any reduction or waiver of sales charges.

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

Choosing a Share Class

IMPORTANT NOTICE REGARDING CLASS B SHARES

Class B shares of the Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund and Calvert Small Cap Fund are not offered for purchase, except through reinvestment of dividends and/or distributions and through exchanges, as described below.

Initial or additional purchase requests for a Fund’s Class B shares will be rejected, unless they relate to reinvestment of dividends and/or capital gain distributions by existing Class B shareholders, or exchanges from existing accounts in Class B shares of other Funds. Shareholders who hold Class B shares of a Fund may continue to hold their shares until they automatically convert to Class A shares under the existing conversion schedule with respect to Class B shares. Shareholders may redeem their Class B shares; please note: payment of a contingent deferred sales charge may be required upon redemption of your Class B shares. Class B shareholders may continue to reinvest dividends and/or capital gain distributions into their Class B accounts. Class B shareholders of a Fund may also continue to exchange their shares for Class B shares of other Funds. Because the assets attributable to Class B shares of a Fund will decrease over time as a result of the closing of Class B, Calvert has voluntarily agreed to limit total net expenses for Class B of each Fund to the net Class B expense rate of the respective Fund in effect as of February 28, 2010 (November 29, 2010, for Calvert Small Cap Fund), exclusive of acquired fund fees and expenses, performance fee adjustments and/ or voluntary reimbursements, if applicable, until all of the Class B shares of the Fund automatically convert to Class A or are redeemed and/or exchanged for shares of other Funds. All other features of Class B shares, including contingent deferred sales charge schedules, Rule 12b-1 distribution and service fees, and conversion features, remain unchanged and continue in effect.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 89

The following chart lists the different Classes of shares offered by each Fund and the Classes offered by the Fund in this prospectus. Class I ($1 million minimum) for certain Funds is offered in a separate prospectus. Calvert Investment Distributors, Inc. (“CID”) is the Funds’ distributor.

Fund	Classes Offered by Fund	Classes of Fund Offered in this Prospectus*
Calvert Balanced Portfolio	Five classes (Class A, B, C, I and Y)*	Class A, B, C and Y
Calvert Equity Portfolio
Calvert Social Index Fund
Calvert Large Cap Core Portfolio
Calvert Capital Accumulation Fund
Calvert International Equity Fund
Calvert Small Cap Fund
Calvert International Opportunities Fund	Four classes (Class A, C, I and Y)	Class A, C and Y
Calvert Global Alternative Energy Fund
Calvert Global Water Fund
Calvert Emerging Markets Equity Fund
Calvert Large Cap Value Fund	Three classes (Class A, C and Y)	Class A, C and Y
Calvert Equity Income Fund
Calvert Conservative Allocation Fund	Two classes (Class A and C)	Class A and C
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

* As described above, Class B shares of a Fund are not offered for purchase, except through reinvestment of dividends and/or distributions, and through exchanges.

This chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

Class A Shares: Front-End Sales Charge

Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.

Initial Sales Charge	Sales charge on each purchase of 4.75% or less, depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.80% contingent deferred sales charge may apply to certain redemptions for accounts with $1 million or more for which no sales charge was paid).

Distribution and/or Service Fees	Class A shares have an annual 12b-1 fee of up to 0.50%.

Other	Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.

Class B Shares: Deferred Sales Charge for Six Years

Investor Type	For investors who prefer not to pay a front-end sales charge and who plan to hold the shares until the contingent deferred sales charge no longer applies.

Initial Sales Charge	None

Contingent Deferred Sales Charge	If you sell your shares within six years, you will pay a deferred sales charge of 5.00% or less on shares you sell.

Distribution and/or Service Fees	Class B shares have an annual 12b-1 fee of 1.00%.

Other	The expenses of this class are higher than Class A because of the higher 12b-1 fee. Your shares will automatically convert to Class A shares after eight years, reducing your future annual expenses.

Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.

Initial Sales Charge	None

Contingent Deferred Sales Charge	If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time.

Distribution and/or Service Fees	Class C shares have an annual 12b-1 fee of 1.00%.

Other	The expenses of this Class are higher than Class A because of the higher 12b-1 fee. There is no conversion to Class A.

90 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Class Y Shares: No Sales Charge
Investor Type	Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. A party must enter into an agreement with CID to offer Class Y shares to its clients.

Initial Sales Charge	None

Contingent Deferred Sales Charge	None

Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.

Other	Class Y shares have lower annual expenses than Class A, B and C because Class Y has no 12b-1 fee.

When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

Class A

(All Funds)

If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in Calvert Balanced Portfolio, or if the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.75%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

* This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

** Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by CID are subject to a one-year CDSC of 0.80%. See “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges” in this Prospectus.

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

Class B

(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund and Calvert Small Cap Fund)

Class B has no front-end sales charge as there is with Class A, but if you sell the shares within the first six years, you will have to pay a “contingent deferred” sales charge (“CDSC”). This means that you do not have to pay the sales charge unless you sell your shares within the first six years after purchase. Keep in mind that the longer you hold Class B shares, the less you will have to pay in deferred sales charges. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Time Since Purchase	CDSC
1st year	5%
2nd year	4%
3rd year	4%
4th year	3%
5th year	2%
6th year	1%
After 6 years	None

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 91

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in Calvert Equity Portfolio Class B shares three years ago, and your investment is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders aged 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m) (6) of the Internal Revenue Code of 1986, as amended (the "Code”).

• Involuntary redemptions of accounts under procedures set forth by the Fund’s Board of Trustees/Directors.

• A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder’s account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

• If the selling broker/dealer had an agreement with CID, the Funds’ distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers” below.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class C

(All Funds)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CID to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers,” below. Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class Y

(All Funds Except Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. A party must enter into an agreement with CID to offer Class Y shares to its clients.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is also available on Calvert’s website at www.calvert.com.

92 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

______________________________________

* A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which:

1. has been in existence for more than six months, and 2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CID and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CID or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CID or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert Funds purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CID will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds is at least $1 million.

Neither the Funds, nor CID, nor any affiliate of CID will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CID of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 93

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

• current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges,” above);

• directors, officers, and employees of any subadvisor for the Calvert Funds, employees of broker/dealers distributing the Fund’s shares and family members of the subadvisor, or broker/dealer;

• purchases made through a registered investment advisor;

• trust departments of banks or savings institutions for trust clients of such bank or institution where such trust department purchases Fund shares in a trustee, fiduciary or advisory capacity (does not apply to clients in traditional, commission-based brokerage arrangements);

• clients of financial intermediaries who have self-directed brokerage accounts that may or may not charge transaction fees to customers. Such shares are only available through self-directed brokerage service platforms or similar sales channels in which commissions customarily are not imposed;

• purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) registered investment advisors (does not apply to clients in traditional, commission-based brokerage arrangements); (b) retirement or deferred compensation plans and trusts used to fund those plans established under sections 401(a), 401(k), 403(b) or 457 of the Code, and “rabbi trusts” (does not apply to clients in traditional, commission-based brokerage arrangements); and

• the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert IRA with Calvert or its agent as the custodian that is funded by the sale immediately prior to the rollover/transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/ transfer instruction that reasonably supports this funding source requirement.

Established Accounts

You may purchase shares of Calvert Balanced Portfolio at net asset value if your account was established on or before July 17, 1986. To take advantage of this sales charge waiver, you must purchase shares directly from Calvert and notify Calvert at the time of purchase. If you do not let Calvert know that you are eligible, you may not receive this sales charge waiver to which you are otherwise entitled. In order to determine your eligibility, it may be necessary for you to provide Calvert with information and records, including account statements.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases Made at Net Asset Value (“NAV”)

If you make a purchase at NAV, you may exchange shares in that amount to another Calvert Fund without incurring a sales charge.

Reinstatement Privilege (Class A and Class B)

Subject to the Funds’ market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. Within 90 days after redemption of Class B shares, you may reinvest in Class A of the Fund at NAV, if a CDSC was paid. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See “Method of Distribution” in the respective Fund’s SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

94 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund’s Board of Trustees/Directors. The fees are based on average daily net assets by Class.

Maximum Payable under Plan/Amount Actually Paid
	Class A	Class B	Class C
Calvert Balanced Portfolio	0.35%/0.23%	1.00%/1.00%*	1.00%/1.00%*
Calvert Equity Portfolio	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Social Index Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Large Cap Core Portfolio	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Capital Accumulation Fund	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert International Equity Fund	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert International Opportunities Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Small Cap Fund	0.35%/0.25%	1.00%1.00%*	1.00%/1.00%*
Calvert Global Alternative Energy Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Global Water Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Emerging Markets Equity Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Large Cap Value Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Equity Income Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Conservative Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Moderate Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Aggressive Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*

* For Classes B and C, 0.75% of the Fund’s average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

CID, each Fund’s distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of the amount invested for Class B and C), when you purchase shares of Calvert Funds (except with respect to Class Y). CID also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CID to broker/dealers, which differ depending on the Class.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 95

Maximum Commission/Service Fees
	Class A*	Class B**	Class C***
Calvert Balanced Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Equity Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Social Index Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Large Cap Core Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Capital Accumulation Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert International Equity Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert International Opportunities Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Small Cap Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Global Alternative Energy Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Global Water Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Emerging Markets Equity Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Large Cap Value Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Equity Income Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Conservative Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Moderate Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Aggressive Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%

* Class A service fees begin to accrue in the first month after purchase.

** Class B service fee begins to accrue in the 13th month after purchase.

*** Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

If the selling broker/dealer has an agreement with CID to sell Class C shares (or had such an agreement with respect to Class B shares) for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CID does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.

During special sales promotions, CID may reallow to broker/dealers the full Class A front-end sales charge. CID may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CID. CID may make expense reimbursements for special training of a broker/dealer’s registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CID, or their affiliates may pay, from their own resources, certain broker/ dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant.

Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. CID may pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more. Where paid, the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. If a finder’s fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder’s fee within one year, then CID may recoup the difference in the finder’s fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

How to Open an Account

Calvert Social Index Fund, Calvert Small Cap Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund

In addition to all 50 states and the District of Columbia, each Fund is available for sale to residents of Guam.

Class A and C Shares

Complete and sign an application for each new account (the application is available at www.calvert.com or by calling 800-368-2745). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your finan cial professional or Calvert’s client services department at 800-368-2745.

Please see the respective Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

96 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Class Y Shares

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) foundations, endowments and other consultant-driven business. A party must enter into an agreement with CID to offer Class Y shares to its clients.

A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CID. The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program.

CID will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Please see the respective Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. All Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2745.

Subsequent Investments (Class A and C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. Eastern Time ("ET")) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

HOW SHARES ARE PRICED

The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.

Under the oversight of the Board of Trustees/Directors and pursuant to a Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 97

of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but, in general, fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Boards of Directors of Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund have retained a third-party fair value pricing service, pursuant to the respective Fund’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund’s official pricing time of 4 p.m. ET may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below.

All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert’s office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

• The Fund name and account number.

• The amount of the transaction (in dollars or shares).

• Signatures of all owners exactly as registered on the account (for mail requests).

• Signature guarantees (if required).*

• Any supporting legal documentation that may be required.

• Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

98 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a Statement of Intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, B and C Shares) - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Written Requests (Class A, B and C Shares)

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, and the number of shares or the dollar amount you are redeeming, and how you want the money sent to you. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions (Class A, B and C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

Corporations and Associations (Class A, B and C Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, B and C Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 99

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/ dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under “Other Calvert Features/Policies -- Market Timing Policy” below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund’s redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

• Accounts of foundations, endowments, state and local governments, and those that use consultants.

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders aged 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.

• Involuntary redemptions of accounts under procedures set forth by a Fund’s Board of Trustees/Directors.

• Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

• Redemption of shares purchased with reinvested dividends or capital gain distributions.

• Shares transferred from one retirement plan to another in the same Fund.

• Shares redeemed as part of a retirement plan termination or restructuring.

• Redemption of shares of a Fund held as a “qualified default investment alternative” in a retirement plan account in accordance with the requirements of Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations promulgated under that Act (Calvert Balanced Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund only).

• Redemption of shares of a Fund held as a default investment option in a retirement plan.

• Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund’s Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

100 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

OTHER CALVERT FEATURES/POLICIES

Website

For 24-hour performance and pricing information, visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A, B and C only).

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A, B and C Shares)

By signing up for services when completing an application to open your Class A or Class C account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A, B and C Shares)

You may purchase Class A or Class C shares or sell Class A, Class B or Class C shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A or Class C shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, B and C Shares)

You may purchase Class A or Class C shares, or redeem or exchange Class A, Class B or Class C shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds and tax-exempt and corporate bond funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

For Class A, B and C shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC.

An exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 101

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund’s Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under “How to Sell Shares - Redemption Fee” in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund’s Board of Trustees/Directors. The Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund’s Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under “How to Sell Shares” in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account: (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or (ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund’s shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CID also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

102 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your Fund accounts of at least $5,000 per class for regular accounts/$1,000 per class for IRA accounts (Calvert Large Cap Core Portfolio and Calvert Social Index Fund). If the balance in your account falls below the minimum during a month, a low balance fee may be charged to your account ($15/year per class for Calvert Large Cap Core Portfolio and Calvert Social Index Fund).

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments may vary between classes.

Calvert Balanced Portfolio	Paid quarterly
Calvert Equity Income Fund	Paid quarterly
Calvert Conservative Allocation Fund	Paid quarterly
Calvert Moderate Allocation Fund	Paid quarterly
Calvert Aggressive Allocation Fund	Paid quarterly
Calvert Equity Portfolio	Paid annually
Calvert Social Index Fund	Paid annually
Calvert Large Cap Core Portfolio	Paid annually
Calvert Capital Accumulation Fund	Paid annually
Calvert International Equity Fund	Paid annually
Calvert International Opportunities Fund	Paid annually
Calvert Small Cap Fund	Paid annually
Calvert Global Alternative Energy Fund	Paid annually
Calvert Global Water Fund	Paid annually
Calvert Emerging Markets Equity Fund	Paid annually
Calvert Large Cap Value Fund	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 103

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges.

Cost Basis Reporting

Beginning in 2012, the Internal Revenue Service (“IRS”) implemented new cost basis reporting rules that require mutual fund companies to calculate and report cost basis information to both the shareholder and the IRS on IRS Form 1099-B when certain shares are sold. The new cost basis regulations do not affect retirement accounts and shares acquired before January 1, 2012. A Fund permits shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund uses the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. For Calvert Balanced Portfolio, you will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes. If you invest in an international or global Fund (Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund or Calvert Emerging Markets Equity Fund), you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate for individual investors. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

DESCRIPTION OF UNDERLYING FUNDS

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds. The investment performance and risks of the Asset Allocation Funds are therefore directly related to the investment performance and risks of the underlying Calvert funds. The respective Fund Summaries for the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund in this Prospectus specify the underlying Calvert funds in which each Asset Allocation Fund may invest. Calvert is the investment advisor for all of the underlying funds.

104 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

UNDERLYING CALVERT EQUITY FUNDS

The investment objective, principal investment strategies and principal risks of the underlying Calvert equity funds are described in the respective Fund Summaries in this Prospectus. For additional information on the underlying equity funds’ investment strategies and risks, see “More Information on Investment Strategies and Risks” in this Prospectus. Additional investment practices are described in the SAI of each of the underlying Calvert equity funds.

UNDERLYING CALVERT FIXED-INCOME FUND

Calvert Bond Portfolio is offered in a separate Calvert prospectus. The investment objectives, principal investment strategies and principal risks of this underlying fund are described below. This description is not an offer of this underlying fund's shares. For additional information on the investment strategies and risks of this underlying fund, please see the appropriate Calvert Income Funds Prospectus dated January 31, 2014. Additional investment practices are described in the Calvert Social Investment Fund SAI dated January 31, 2014 that includes this underlying fund. The prospectus and SAI for Calvert Bond Portfolio are available on Calvert’s website at www. calvert.com.

Calvert Fixed-Income Fund

Calvert Bond Portfolio

Investment Objective

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and straight debt securities meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. Bonds include debt securities of any maturity. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. At least 80% of the Fund’s net assets will be invested in investment grade debt securities. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Rating Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. government-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses an active trading strategy, seeking relative value to earn incremental income. The Fund’s investment process is enhanced by the Advisor’s integrated investment research, which seeks to add value by complementing traditional fundamental security analysis with the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues. The Fund seeks to apply ESG integration across sectors and holdings as part of its risk and opportunity assessment.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund and hedge interest rate risk.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 105

are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund. Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected and the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

106 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE UNDERLYING FUNDS

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

UNDERLYING CALVERT EQUITY FUNDS

Please see “About Sustainable and Socially Responsible Investing” in this Prospectus with respect to the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert equity funds.

UNDERLYING CALVERT FIXED-INCOME FUND

The following describes the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert fixed-income fund.

CALVERT SIGNATURE STRATEGIES®

(Calvert Bond Portfolio)

Investment Selection Process

In seeking to achieve the Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Fund seeks to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for the Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 107

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although the Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy the Fund’s investment objective and its sustainable and socially responsible investment criteria.

The Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sus tainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

The Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

Calvert Bond Portfolio

The Fund seeks to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innova tive and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local com-munities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory com pliance records, and disclose environmental, social and governance information.

The Fund seeks to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by gov-ernments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

108 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

• Demonstrate poor corporate governance or engage in harmful or unethical business practices.

• Manufacture tobacco products.

• Are significantly involved in the manufacture of alcoholic beverages.

• Have direct involvement in gambling operations.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manu-facture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

• Are classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

With respect to U.S. government securities, the Fund invests in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Fund's sustainable and socially responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

As the Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature Strategies®)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, Calvert Bond Portfolio may invest a small percentage of its assets through a special investment program that is a non-principal investment strategy pioneered by Calvert – High Social Impact Investments.

High Social Impact Investments

High Social Impact Investments is a program that targets up to 1% of the Fund’s net assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Fund’s sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 109

The Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in the Fund's Prospectus. The Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

GLOSSARY OF CERTAIN INVESTMENT RISKS

Correlation risk	The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk	The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk	The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk	The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/“stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk	The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk	The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Regulatory risk	The risk associated with employing certain regulated investment instruments or techniques. To the extent a Fund uses futures, options or other regulated derivatives, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”), and therefore neither the Advisor nor the Fund anticipates being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Advisor fail to use futures in accordance with Rule 4.5, then the Advisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the Commodity Futures Trading Commission’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

110 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Funds' financial statements, which were audited by KPMG LLP. Their report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 111

CALVERT BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$30.81	$26.19	$25.94
Income from investment operations:
Net investment income	.24	.23	.29
Net realized and unrealized gain (loss)	3.32	4.62	.22
Total from investment operations	3.56	4.85	.51
Distributions from:
Net investment income	(.24)	(.23)	(.26)
Net realized gain	—	—	—
Total distributions	(.24)	(.23)	(.26)
Total increase (decrease) in net asset value	3.32	4.62	.25
Net asset value, ending	$34.13	$30.81	$26.19

Total return*	11.60%	18.58%	1.94%
Ratios to average net assets:A
Net investment income	.76%	.78%	1.04%
Total expenses	1.18%	1.22%	1.22%
Expenses before offsets	1.18%	1.22%	1.22%
Net expenses	1.18%	1.22%	1.22%
Portfolio turnover	114%	145%	100%
Net assets, ending (in thousands)	$497,160	$447,678	$405,716

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010 (z)	2009
Net asset value, beginning		$24.02	$25.03
Income from investment operations:
Net investment income		.27	.40
Net realized and unrealized gain (loss)		1.91	(1.03)
Total from investment operations		2.18	(.63)
Distributions from:
Net investment income		(.26)	(.38)
Net realized gain		—	**
Total distributions		(.26)	(.38)
Total increase (decrease) in net asset value		1.92	(1.01)
Net asset value, ending		$25.94	$24.02

Total return*		9.12%	(2.29%)
Ratios to average net assets:A
Net investment income		1.08%	1.87%
Total expenses		1.23%	1.28%
Expenses before offsets		1.23%	1.28%
Net expenses		1.23%	1.28%
Portfolio turnover		75%	57%
Net assets, ending (in thousands)		$419,363	$404,542

See notes to financial highlights.

112 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$30.47	$25.96	$25.73
Income from investment operations:
Net investment income (loss)	(.11)	(.07)	****
Net realized and unrealized gain (loss)	3.27	4.58	.23
Total from investment operations	3.16	4.51	.23
Distributions from:
Net investment income	—	**	—
Net realized gain	—	—	—
Total distributions	—	—	—
Total increase (decrease) in net asset value	3.16	4.51	.23
Net asset value, ending	$33.63	$30.47	$25.96

Total return*	10.37%	17.39%	.89%
Ratios to average net assets:A
Net investment income (loss)	(.34%)	(.23%)	.01%
Total expenses	2.30%	2.23%	2.24%
Expenses before offsets	2.29%	2.23%	2.24%
Net expenses	2.29%	2.23%	2.24%
Portfolio turnover	114%	145%	100%
Net assets, ending (in thousands)	$5,731	$7,835	$9,306

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2010 (z)	2009
Net asset value, beginning		$23.83	$24.84
Income from investment operations:
Net investment income		.01	.13
Net realized and unrealized gain (loss)		1.90	(.99)
Total from investment operations		1.91	(.86)
Distributions from:
Net investment income		(.01)	(.15)
Net realized gain		—	**
Total distributions		(.01)	(.15)
Total increase (decrease) in net asset value		1.90	(1.01)
Net asset value, ending		$25.73	$23.83

Total return*		8.02%	(3.35%)
Ratios to average net assets:A
Net investment income		.04%	.82%
Total expenses		2.27%	2.36%
Expenses before offsets		2.27%	2.36%
Net expenses		2.27%	2.35%
Portfolio turnover		75%	57%
Net assets, ending (in thousands)		$12,127	$14,294

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 113

CALVERT BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$30.23	$25.72	$25.47
Income from investment operations:
Net investment income (loss)	(.02)	(.02)	.05
Net realized and unrealized gain (loss)	3.25	4.54	.23
Total from investment operations	3.23	4.52	.28
Distributions from:
Net investment income	(.01)	(.01)	(.03)
Net realized gain	—	—	—
Total distributions	(.01)	(.01)	(.03)
Total increase (decrease) in net asset value	3.22	4.51	.25
Net asset value, ending	$33.45	$30.23	$25.72

Total return*	10.71%	17.60%	1.08%
Ratios to average net assets:A
Net investment income (loss)	(.06%)	(.05%)	.18%
Total expenses	1.99%	2.05%	2.07%
Expenses before offsets	1.99%	2.05%	2.07%
Net expenses	1.99%	2.05%	2.07%
Portfolio turnover	114%	145%	100%
Net assets, ending (in thousands)	$37,812	$29,605	$24,335

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010 (z)	2009
Net asset value, beginning		$23.58	$24.58
Income from investment operations:
Net investment income		.05	.19
Net realized and unrealized gain (loss)		1.88	(1.01)
Total from investment operations		1.93	(.82)
Distributions from:
Net investment income		(.04)	(.18)
Net realized gain		—	**
Total distributions		(.04)	(.18)
Total increase (decrease) in net asset value		1.89	(1.00)
Net asset value, ending		$25.47	$23.58

Total return*		8.17%	(3.22%)
Ratios to average net assets:A
Net investment income		.19%	.95%
Total expenses		2.12%	2.21%
Expenses before offsets		2.12%	2.21%
Net expenses		2.12%	2.21%
Portfolio turnover		75%	57%
Net assets, ending (in thousands)		$24,269	$21,810

See notes to financial highlights.

114 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

PERIOD ENDED
SEPTEMBER 30,
CLASS Y SHARES	2013 ####(z)
Net asset value, beginning	$32.60
Income from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss)	1.48
Total from investment operations	1.66
Distributions from:
Net investment income	(.01)
Net realized gain	—
Total distributions	(.01)
Total increase (decrease) in net asset value	1.65
Net asset value, ending	$34.25

Total return*	5.11%
Ratios to average net assets:A
Net investment income	.71% (a)
Total expenses	61.96% (a)
Expenses before offsets	.97% (a)
Net expenses	.97% (a)
Portfolio turnover	114%
Net assets, ending (in thousands)	$66

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 115

CALVERT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013(z)	2012 (z)	2011 (z)
Net asset value, beginning	$38.48	$32.91	$32.56
Income from investment operations:
Net investment income (loss)	.07	(.05)	(.09)
Net realized and unrealized gain (loss)	6.19	7.32	.44
Total from investment operations	6.26	7.27	.35
Distributions from:
Net investment income	(.01)	—	—
Net realized gain	(.05)	(1.70)	—
Total distributions	(.06)	(1.70)	—
Total increase (decrease) in net asset value	6.20	5.57	.35
Net asset value, ending	$44.68	$38.48	$32.91

Total return*	16.30%	22.75%	1.07%
Ratios to average net assets:A
Net investment income (loss)	.18%	(.15%)	(.25%)
Total expenses	1.21%	1.21%	1.20%
Expenses before offsets	1.20%	1.21%	1.20%
Net expenses	1.20%	1.21%	1.20%
Portfolio turnover	32%	36%	41%
Net assets, ending (in thousands)	$1,602,401	$1,500,089	$1,297,315

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$29.25	$32.92
Income from investment operations:
Net investment income (loss)		(.04)	.06
Net realized and unrealized gain (loss)		3.39	(1.81)
Total from investment operations		3.35	(1.75)
Distributions from:
Net investment income		(.04)	—
Net realized gain		—	(1.92)
Total distributions		(.04)	(1.92)
Total increase (decrease) in net asset value		3.31	(3.67)
Net asset value, ending		$32.56	$29.25

Total return*		11.44%	(3.46%)
Ratios to average net assets:A
Net investment income (loss)		(.13%)	.23%
Total expenses		1.22%	1.28%
Expenses before offsets		1.22%	1.28%
Net expenses		1.22%	1.28%
Portfolio turnover		39%	38%
Net assets, ending (in thousands)		$980,605	$837,205

See notes to financial highlights.

116 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$32.65	$28.40	$28.34
Income from investment operations:
Net investment income (loss)	(.23)	(.31)	(.36)
Net realized and unrealized gain (loss)	5.21	6.26	.42
Total from investment operations	4.98	5.95	.06
Distributions from:
Net realized gain	(.05)	(1.70)	—
Total distributions	(.05)	(1.70)	—
Total increase (decrease) in net asset value	4.93	4.25	.06
Net asset value, ending	$37.58	$32.65	$28.40

Total return*	15.29%	21.66%	.21%
Ratios to average net assets:A
Net investment income (loss)	(.67%)	(1.02%)	(1.14%)
Total expenses	2.08%	2.09%	2.08%
Expenses before offsets	2.07%	2.08%	2.08%
Net expenses	2.07%	2.08%	2.08%
Portfolio turnover	32%	36%	41%
Net assets, ending (in thousands)	$21,554	$28,391	$35,852

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$25.67	$29.46
Income from investment operations:
Net investment income (loss)		(.28)	(.15)
Net realized and unrealized gain (loss)		2.95	(1.72)
Total from investment operations		2.67	(1.87)
Distributions from:
Net realized gain		—	(1.92)
Total distributions		—	(1.92)
Total increase (decrease) in net asset value		2.67	(3.79)
Net asset value, ending		$28.34	$25.67

Total return*		10.40%	(4.34%)
Ratios to average net assets:A
Net investment income (loss)		(1.03%)	(.69%)
Total expenses		2.13%	2.22%
Expenses before offsets		2.13%	2.22%
Net expenses		2.13%	2.22%
Portfolio turnover		39%	38%
Net assets, ending (in thousands)		$35,761	$45,648

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 117

CALVERT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$30.06	$26.24	$26.15
Income from investment operations:
Net investment income (loss)	(.17)	(.25)	(.29)
Net realized and unrealized gain (loss)	4.82	5.77	.38
Total from investment operations	4.65	5.52	.09
Distributions from:
Net realized gain	(.05)	(1.70)	—
Total distributions	(.05)	(1.70)	—
Total increase (decrease) in net asset value	4.60	3.82	.09
Net asset value, ending	$34.66	$30.06	$26.24

Total return*	15.51%	21.82%	.34%
Ratios to average net assets:A
Net investment income (loss)	(.52%)	(.87%)	(1.01%)
Total expenses	1.91%	1.94%	1.95%
Expenses before offsets	1.90%	1.93%	1.95%
Net expenses	1.90%	1.93%	1.95%
Portfolio turnover	32%	36%	41%
Net assets, ending (in thousands)	$158,591	$150,000	$132,658

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$23.65	$27.32
Income from investment operations:
Net investment income (loss)		(.23)	(.11)
Net realized and unrealized gain (loss)		2.73	(1.64)
Total from investment operations		2.50	(1.75)
Distributions from:
Net realized gain		—	(1.92)
Total distributions		—	(1.92)
Total increase (decrease) in net asset value		2.50	(3.67)
Net asset value, ending		$26.15	$23.65

Total return*		10.57%	(4.23%)
Ratios to average net assets:A
Net investment income (loss)		(.92%)	(.57%)
Total expenses		2.01%	2.09%
Expenses before offsets		2.01%	2.09%
Net expenses		2.01%	2.08%
Portfolio turnover		39%	38%
Net assets, ending (in thousands)		$97,961	$87,512

See notes to financial highlights.

118 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$39.06	$33.25	$32.78
Income from investment operations:
Net investment income	.23	.09	.04
Net realized and unrealized gain	6.30	7.42	.43
Total from investment operations	6.53	7.51	.47
Distributions from:
Net investment income	(.03)	—	—
Net realized gain	(.05)	(1.70)	—
Total distributions	(.08)	(1.70)	—
Total increase (decrease) in net asset value	6.45	5.81	.47
Net asset value, ending	$45.51	$39.06	$33.25

Total return*	16.76%	23.26%	1.43%
Ratios to average net assets:A
Net investment income	.56%	.25%	.10%
Total expenses	.82%	.82%	.84%
Expenses before offsets	.81%	.81%	.84%
Net expenses	.81%	.81%	.84%
Portfolio turnover	32%	36%	41%
Net assets, ending (in thousands)	$137,137	$106,723	$66,377

		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES		2010 (z)	2009 #(z)
Net asset value, beginning		$29.35	$27.35
Income from investment operations:
Net investment income		.02	.08
Net realized and unrealized gain		3.42	3.84
Total from investment operations		3.44	3.92
Distributions from:
Net investment income		(.01)	—
Net realized gain		—	(1.92)
Total distributions		(.01)	(1.92)
Total increase (decrease) in net asset value		3.43	2.00
Net asset value, ending		$32.78	$29.35

Total return*		11.73%	16.59%
Ratios to average net assets:A
Net investment income		.08%	.34% (a)
Total expenses		1.14%	11.72% (a)
Expenses before offsets		.96%	.96% (a)
Net expenses		.96%	.96% (a)
Portfolio turnover		39%	35%
Net assets, ending (in thousands)		$11,811	$483

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 119

CALVERT SOCIAL INDEX FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$13.27	$10.35	$10.48
Income from investment operations:
Net investment income	.17	.13	.09
Net realized and unrealized gain (loss)	2.61	2.89	(.14)
Total from investment operations	2.78	3.02	(.05)
Distributions from:
Net investment income	(.15)	(.10)	(.08)
Total distributions	(.15)	(.10)	(.08)
Total increase (decrease) in net asset value	2.63	2.92	(.13)
Net asset value, ending	$15.90	$13.27	$10.35

Total return*	21.16%	29.36%	(.57%)
Ratios to average net assets:A
Net investment income	1.15%	1.03%	.81%
Total expenses	1.02%	1.11%	.99%
Expenses before offsets	.75%	.75%	.75%
Net expenses	.75%	.75%	.75%
Portfolio turnover	14%	7%	8%
Net assets, ending (in thousands)	$149,738	$97,904	$71,741

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010	2009 (z)
Net asset value, beginning		$9.70	$10.44
Income from investment operations:
Net investment income		.08	.11
Net realized and unrealized gain (loss)		.80	(.75)
Total from investment operations		.88	(.64)
Distributions from:
Net investment income		(.10)	(.10)
Total distributions		(.10)	(.10)
Total increase (decrease) in net asset value		.78	(.74)
Net asset value, ending		$10.48	$9.70

Total return*		9.06%	(5.80%)
Ratios to average net assets:A
Net investment income		.77%	1.34%
Total expenses		1.06%	1.16%
Expenses before offsets		.75%	.75%
Net expenses		.75%	.75%
Portfolio turnover		10%	16%
Net assets, ending (in thousands)		$71,952	$63,609

See notes to financial highlights.

120 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT SOCIAL INDEX FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$12.65	$9.87	$10.03
Income from investment operations:
Net investment income (loss)	.03	—	(.02)
Net realized and unrealized gain (loss)	2.48	2.78	(.14)
Total from investment operations	2.51	2.78	(.16)
Distributions from:
Net investment income	(.02)	—	—
Total distributions	(.02)	—	—
Total increase (decrease) in net asset value	2.49	2.78	(.16)
Net asset value, ending	$15.14	$12.65	$9.87

Total return*	19.92%	28.17%	(1.60%)
Ratios to average net assets:A
Net investment income (loss)	.20%	.04%	(.19%)
Total expenses	2.46%	2.38%	2.31%
Expenses before offsets	1.75%	1.75%	1.75%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	14%	7%	8%
Net assets, ending (in thousands)	$1,733	$1,989	$2,324

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2010	2009 (z)
Net asset value, beginning		$9.30	$10.01
Income from investment operations:
Net investment income (loss)		(.06)	.03
Net realized and unrealized gain (loss)		.80	(.71)
Total from investment operations		.74	(.68)
Distributions from:
Net investment income		(.01)	(.03)
Total distributions		(.01)	(.03)
Total increase (decrease) in net asset value		.73	(.71)
Net asset value, ending		$10.03	$9.30

Total return*		7.94%	(6.67%)
Ratios to average net assets:A
Net investment income (loss)		(.23%)	.37%
Total expenses		2.30%	2.46%
Expenses before offsets		1.75%	1.75%
Net expenses		1.75%	1.75%
Portfolio turnover		10%	16%
Net assets, ending (in thousands)		$2,956	$3,433

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 121

CALVERT SOCIAL INDEX FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$12.65	$9.87	$10.03
Income from investment operations:
Net investment income (loss)	.03	.01	(.02)
Net realized and unrealized gain (loss)	2.50	2.77	(.14)
Total from investment operations	2.53	2.78	(.16)
Distributions from:
Net investment income	(.03)	—	—
Total distributions	(.03)	—	—
Total increase (decrease) in net asset value	2.50	2.78	(.16)
Net asset value, ending	$15.15	$12.65	$9.87

Total return*	20.02%	28.17%	(1.60%)
Ratios to average net assets:A
Net investment income (loss)	.25%	.04%	(.19%)
Total expenses	1.77%	1.89%	1.95%
Expenses before offsets	1.65%	1.74%	1.75%
Net expenses	1.65%	1.74%	1.75%
Portfolio turnover	14%	7%	8%
Net assets, ending (in thousands)	$15,259	$9,958	$6,098

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010	2009 (z)
Net asset value, beginning		$9.29	$10.01
Income from investment operations:
Net investment income (loss)		(.02)	.03
Net realized and unrealized gain (loss)		.77	(.72)
Total from investment operations		.75	(.69)
Distributions from:
Net investment income		(.01)	(.03)
Total distributions		(.01)	(.03)
Total increase (decrease) in net asset value		.74	(.72)
Net asset value, ending		$10.03	$9.29

Total return*		8.04%	(6.80%)
Ratios to average net assets:A
Net investment income (loss)		(.23%)	.36%
Total expenses		2.06%	2.23%
Expenses before offsets		1.75%	1.75%
Net expenses		1.75%	1.75%
Portfolio turnover		10%	16%
Net assets, ending (in thousands)		$6,139	$5,607

See notes to financial highlights.

122 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT SOCIAL INDEX FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013 (z)	2012 +(z)
Net asset value, beginning	$13.27	$12.42
Income from investment operations:
Net investment income	.19	.03
Net realized and unrealized gain (loss)	2.63	.82
Total from investment operations	2.82	.85
Distributions from:
Net investment income	(.08)	—
Total distributions	(.08)	—
Total increase (decrease) in net asset value	2.74	.85
Net asset value, ending	$16.01	$13.27

Total return*	21.34%	6.84%
Ratios to average net assets:A
Net investment income	1.29%	1.16% (a)
Total expenses	.72%	.86% (a)
Expenses before offsets	.60%	.60% (a)
Net expenses	.60%	.60% (a)
Portfolio turnover	14%	7%
Net assets, ending (in thousands)	$23,218	$12,589

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 123

CALVERT LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$18.49	$15.16	$15.02
Income from investment operations:
Net investment income	.15	.15	.11
Net realized and unrealized gain (loss)	3.87	3.31	.11
Total from investment operations	4.02	3.46	.22
Distributions from:
Net investment income	(.14)	(.13)	(.08)
Net realized gain	(.02)	—	—
Total distributions	(.16)	(.13)	(.08)
Total increase (decrease) in net asset value	3.86	3.33	.14
Net asset value, ending	$22.35	$18.49	$15.16

Total return*	21.91%	22.91%	1.43%
Ratios to average net assets:A
Net investment income	.74%	.83%	.68%
Total expenses	1.32%	1.40%	1.44%
Expenses before offsets	1.22%	1.30%	1.34%
Net expenses	1.22%	1.30%	1.34%
Portfolio turnover	59%	48%	111%
Net assets, ending (in thousands)	$58,507	$41,334	$32,184

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$13.62	$14.93
Income from investment operations:
Net investment income		.07	.12
Net realized and unrealized gain (loss)		1.44	(1.25)
Total from investment operations		1.51	(1.13)
Distributions from:
Net investment income		(.11)	(.18)
Net realized gain		—	—
Total distributions		(.11)	(.18)
Total increase (decrease) in net asset value		1.40	(1.31)
Net asset value, ending		$15.02	$13.62

Total return*		11.10%	(7.22%)
Ratios to average net assets:A
Net investment income		.47%	1.10%
Total expenses		1.48%	1.54%
Expenses before offsets		1.38%	1.44%
Net expenses		1.38%	1.43%
Portfolio turnover		109%	111%
Net assets, ending (in thousands)		$34,563	$33,040

See notes to financial highlights.

124 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$16.46	$13.57	$13.57
Income from investment operations:
Net investment income (loss)	(.13)	(.08)	(.10)
Net realized and unrealized gain (loss)	3.43	2.97	.10
Total from investment operations	3.30	2.89	—
Distributions from:
Net investment income	—	—	—
Net realized gain	(.02)	—	—
Total distributions	(.02)	—	—
Total increase (decrease) in net asset value	3.28	2.89	—
Net asset value, ending	$19.74	$16.46	$13.57

Total return*	20.11%	21.30%	.00%
Ratios to average net assets:A
Net investment income (loss)	(.69%)	(.49%)	(.65%)
Total expenses	3.16%	2.95%	2.80%
Expenses before offsets	2.67%	2.67%	2.67%
Net expenses	2.67%	2.67%	2.67%
Portfolio turnover	59%	48%	111%
Net assets, ending (in thousands)	$1,093	$1,383	$1,704

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$12.36	$13.51
Income from investment operations:
Net investment income (loss)		(.11)	(.03)
Net realized and unrealized gain (loss)		1.32	(1.12)
Total from investment operations		1.21	(1.15)
Distributions from:
Net realized gain		—	—
Total distributions		—	—
Total increase (decrease) in net asset value		1.21	(1.15)
Net asset value, ending		$13.57	$12.36

Total return*		9.79%	(8.51%)
Ratios to average net assets:A
Net investment income (loss)		(.82%)	(.26%)
Total expenses		2.78%	2.97%
Expenses before offsets		2.67%	2.83%
Net expenses		2.67%	2.83%
Portfolio turnover		109%	111%
Net assets, ending (in thousands)		$2,329	$2,768

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 125

CALVERT LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$16.84	$13.82	$13.75
Income from investment operations:
Net investment income (loss)	(.02)	—	(.03)
Net realized and unrealized gain (loss)	3.52	3.02	.10
Total from investment operations	3.50	3.02	.07
Distributions from:
Net investment income	—	—	—
Net realized gain	(.02)	—	—
Total distributions	(.02)	—	—
Total increase (decrease) in net asset value	3.48	3.02	.07
Net asset value, ending	$20.32	$16.84	$13.82

Total return*	20.84%	21.85%	.51%
Ratios to average net assets:A
Net investment income (loss)	(.09%)	(.03%)	(.22%)
Total expenses	2.16%	2.26%	2.33%
Expenses before offsets	2.06%	2.16%	2.23%
Net expenses	2.06%	2.16%	2.23%
Portfolio turnover	59%	48%	111%
Net assets, ending (in thousands)	$9,403	$7,199	$5,962

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$12.48	$13.61
Income from investment operations:
Net investment income (loss)		(.06)	.01
Net realized and unrealized gain (loss)		1.33	(1.12)
Total from investment operations		1.27	(1.11)
Distributions from:
Net investment income		—	(.02)
Net realized gain		—	—
Total distributions		—	(.02)
Total increase (decrease) in net asset value		1.27	(1.13)
Net asset value, ending		$13.75	$12.48

Total return*		10.18%	(8.09%)
Ratios to average net assets:A
Net investment income (loss)		(.46%)	.12%
Total expenses		2.42%	2.52%
Expenses before offsets		2.32%	2.41%
Net expenses		2.32%	2.41%
Portfolio turnover		109%	111%
Net assets, ending (in thousands)		$6,297	$5,767

See notes to financial highlights.

126 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

PERIOD ENDED
SEPTEMBER 30,
CLASS Y SHARES	2013 #### (z)
Net asset value, beginning	$21.09
Income from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss)	1.19
Total from investment operations	1.27
Distributions from:
Net investment income	—
Net realized gain	—
Total distributions	—
Total increase (decrease) in net asset value	1.27
Net asset value, ending	$22.36

Total return*	6.02%
Ratios to average net assets:A
Net investment income	.58% (a)
Total expenses	612.15% (a)
Expenses before offsets	1.15% (a)
Net expenses	1.15% (a)
Portfolio turnover	59%
Net assets, ending (in thousands)	$4

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 127

CALVERT CAPITAL ACCUMULATION FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$31.45	$26.00	$24.93
Income from investment operations:
Net investment income (loss)	(.18)	(.26)	(.28)
Net realized and unrealized gain (loss)	7.49	7.64	1.35
Total from investment operations	7.31	7.38	1.07
Distributions from:
Net realized gain	(1.93)	(1.93)	—
Total distributions	(1.93)	(1.93)	—
Total increase (decrease) in net asset value	5.38	5.45	1.07
Net asset value, ending	$36.83	$31.45	$26.00

Total return*	24.74%	29.16%	4.29%
Ratios to average net assets:A
Net investment income (loss)	(.53%)	(.85%)	(.93%)
Total expenses	1.48%	1.53%	1.58%
Expenses before offsets	1.48%	1.53%	1.58%
Net expenses	1.48%	1.53%	1.58%
Portfolio turnover	73%	63%	65%
Net assets, ending (in thousands)	$207,257	$157,016	$128,755

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010	2009
Net asset value, beginning		$20.71	$23.00
Income from investment operations:
Net investment income (loss)		(.25)	(.17)
Net realized and unrealized gain (loss)		4.47	(2.12)
Total from investment operations		4.22	(2.29)
Total increase (decrease) in net asset value		4.22	(2.29)
Net asset value, ending		$24.93	$20.71

Total return*		20.38%	(9.96%)
Ratios to average net assets:A
Net investment income (loss)		(1.08%)	(.92%)
Total expenses		1.76%	1.88%
Expenses before offsets		1.76%	1.88%
Net expenses		1.76%	1.88%
Portfolio turnover		87%	72%
Net assets, ending (in thousands)		$86,635	$72,289

See notes to financial highlights.

128 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT CAPITAL ACCUMULATION FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$26.86	$22.72	$22.03
Income from investment operations:
Net investment income (loss)	(.52)	(.55)	(.55)
Net realized and unrealized gain (loss)	6.27	6.62	1.24
Total from investment operations	5.75	6.07	.69
Distributions from:
Net realized gain	(1.93)	(1.93)	—
Total distributions	(1.93)	(1.93)	—
Total increase (decrease) in net asset value	3.82	4.14	.69
Net asset value, ending	$30.68	$26.86	$22.72

Total return*	23.05%	27.50%	3.13%
Ratios to average net assets:A
Net investment income (loss)	(1.88%)	(2.12%)	(2.07%)
Total expenses	2.93%	2.80%	2.72%
Expenses before offsets	2.86%	2.80%	2.72%
Net expenses	2.86%	2.80%	2.71%
Portfolio turnover	73%	63%	65%
Net assets, ending (in thousands)	$2,131	$2,707	$3,129

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2010	2009
Net asset value, beginning		$18.50	$20.78
Income from investment operations:
Net investment income (loss)		(.53)	(.39)
Net realized and unrealized gain (loss)		4.06	(1.89)
Total from investment operations		3.53	(2.28)
Total increase (decrease) in net asset value		3.53	(2.28)
Net asset value, ending		$22.03	$18.50

Total return*		19.08%	(10.97%)
Ratios to average net assets:A
Net investment income (loss)		(2.17%)	(2.04%)
Total expenses		2.84%	2.99%
Expenses before offsets		2.84%	2.99%
Net expenses		2.84%	2.99%
Portfolio turnover		87%	72%
Net assets, ending (in thousands)		$4,138	$4,793

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 129

CALVERT CAPITAL ACCUMULATION FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$26.44	$22.29	$21.55
Income from investment operations:
Net investment income (loss)	(.36)	(.42)	(.46)
Net realized and unrealized gain (loss)	6.20	6.50	1.20
Total from investment operations	5.84	6.08	.74
Distributions from:
Net realized gain	(1.93)	(1.93)	—
Total distributions	(1.93)	(1.93)	—
Total increase (decrease) in net asset value	3.91	4.15	.74
Net asset value, ending	$30.35	$26.44	$22.29

Total return*	23.81%	28.11%	3.43%
Ratios to average net assets:A
Net investment income (loss)	(1.30%)	(1.64%)	(1.79%)
Total expenses	2.25%	2.33%	2.44%
Expenses before offsets	2.25%	2.33%	2.44%
Net expenses	2.25%	2.33%	2.44%
Portfolio turnover	73%	63%	65%
Net assets, ending (in thousands)	$25,311	$18,630	$12,973

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010	2009
Net asset value, beginning		$18.05	$20.20
Income from investment operations:
Net investment income (loss)		(.39)	(.28)
Net realized and unrealized gain (loss)		3.89	(1.87)
Total from investment operations		3.50	(2.15)
Total increase (decrease) in net asset value		3.50	(2.15)
Net asset value, ending		$21.55	$18.05

Total return*		19.39%	(10.64%)
Ratios to average net assets:A
Net investment income (loss)		(1.87%)	(1.75%)
Total expenses		2.54%	2.71%
Expenses before offsets		2.54%	2.71%
Net expenses		2.54%	2.70%
Portfolio turnover		87%	72%
Net assets, ending (in thousands)		$9,449	$8,287

See notes to financial highlights.

130 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT CAPITAL ACCUMULATION FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013 (z)	2012 (z)	2011 (z)##
Net asset value, beginning	$31.56	$26.03	$29.79
Income from investment operations:
Net investment income (loss)	(.12)	(.18)	(.15)
Net realized and unrealized gain (loss)	7.53	7.64	(3.61)
Total from investment operations	7.41	7.46	(3.76)
Distributions from:
Net realized gain	(1.93)	(1.93)	—
Total distributions	(1.93)	(1.93)	—
Total increase (decrease) in net asset value	5.48	5.53	(3.76)
Net asset value, ending	$37.04	$31.56	$26.03

Total return*	24.98%	29.45%	(12.62%)
Ratios to average net assets:A
Net investment income (loss)	(.36%)	(.59%)	(.74%) (a)
Total expenses	1.29%	1.29%	1.49% (a)
Expenses before offsets	1.29%	1.29%	1.44% (a)
Net expenses	1.29%	1.29%	1.44% (a)
Portfolio turnover	73%	63%	65%***
Net assets, ending (in thousands)	$14,719	$8,071	$7,968

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 131

CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$13.49	$11.84	$13.88
Income from investment operations:
Net investment income	.08	.12	.15
Net realized and unrealized gain (loss)	2.98	1.68	(2.15)
Total from investment operations	3.06	1.80	(2.00)
Distributions from:
Net investment income	(.11)	(.15)	(.04)
Total distributions	(.11)	(.15)	(.04)
Total increase (decrease) in net asset value	2.95	1.65	(2.04)
Net asset value, ending	$16.44	$13.49	$11.84

Total return*	22.82%	15.34%	(14.47%)
Ratios to average net assets:A
Net investment income	.52%	.96%	1.03%
Total expenses	1.76%	1.84%	1.80%
Expenses before offsets	1.76%	1.80%	1.80%
Net expenses	1.76%	1.80%	1.80%
Portfolio turnover	40%	43%	49%
Net assets, ending (in thousands)	$242,464	$183,588	$173,936

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$13.83	$15.31
Income from investment operations:
Net investment income		.06	.11
Net realized and unrealized gain (loss)		.09	(1.19)
Total from investment operations		.15	(1.08)
Distributions from:
Net investment income		(.10)	(.37)
Net realized gain		—	(.03)
Total distributions		(.10)	(.40)
Total increase (decrease) in net asset value		.05	(1.48)
Net asset value, ending		$13.88	$13.83

Total return*		1.08%	(6.27%)
Ratios to average net assets:A
Net investment income		.46%	.99%
Total expenses		1.83%	1.87%
Expenses before offsets		1.80%	1.86%
Net expenses		1.80%	1.86%
Portfolio turnover		133%	135%
Net assets, ending (in thousands)		$245,309	$270,900

See notes to financial highlights.

132 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$11.94	$10.48	$12.40
Income from investment operations:
Net investment income (loss)	(.10)	(.03)	(.03)
Net realized and unrealized gain (loss)	2.65	1.49	(1.89)
Total from investment operations	2.55	1.46	(1.92)
Distributions from:
Net investment income	—	—	—
Net realized gain	—	—	—
Total distributions	—	—	—
Total increase (decrease) in net asset value	2.55	1.46	(1.92)
Net asset value, ending	$14.49	$11.94	$10.48

Total return*	21.36%	13.93%	(15.48%)
Ratios to average net assets:A
Net investment income (loss)	(.75%)	(.26%)	(.21%)
Total expenses	3.19%	3.18%	3.02%
Expenses before offsets	2.97%	2.97%	2.97%
Net expenses	2.97%	2.97%	2.97%
Portfolio turnover	40%	43%	49%
Net assets, ending (in thousands)	$3,158	$3,607	$4,506

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$12.40	$13.69
Income from investment operations:
Net investment income (loss)		(.09)	(.02)
Net realized and unrealized gain (loss)		.09	(1.06)
Total from investment operations		—	(1.08)
Distributions from:
Net investment income		—	(.18)
Net realized gain		—	(.03)
Total distributions		—	(.21)
Total increase (decrease) in net asset value		—	(1.29)
Net asset value, ending		$12.40	$12.40

Total return*		.00%	(7.47%)
Ratios to average net assets:A
Net investment income (loss)		(.74%)	(.26%)
Total expenses		3.03%	3.12%
Expenses before offsets		2.97%	3.10%
Net expenses		2.97%	3.10%
Portfolio turnover		133%	135%
Net assets, ending (in thousands)		$6,850	$8,993

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 133

CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$11.71	$10.26	$12.10
Income from investment operations:
Net investment income (loss)	(.05)	.01	.01
Net realized and unrealized gain (loss)	2.60	1.45	(1.85)
Total from investment operations	2.55	1.46	(1.84)
Distributions from:
Net investment income	—	(.01)	—
Net realized gain	—	—	—
Total distributions	—	(.01)	—
Total increase (decrease) in net asset value	2.55	1.45	(1.84)
Net asset value, ending	$14.26	$11.71	$10.26

Total return*	21.78%	14.23%	(15.21%)
Ratios to average net assets:A
Net investment income (loss)	(.40%)	.05%	.12%
Total expenses	2.65%	2.72%	2.67%
Expenses before offsets	2.65%	2.69%	2.67%
Net expenses	2.65%	2.69%	2.67%
Portfolio turnover	40%	43%	49%
Net assets, ending (in thousands)	$17,746	$15,922	$16,195

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$12.07	$13.31
Income from investment operations:
Net investment income (loss)		(.05)	.01
Net realized and unrealized gain (loss)		.08	(1.03)
Total from investment operations		.03	(1.02)
Distributions from:
Net investment income		—	(.19)
Net realized gain		—	(.03)
Total distributions		—	(.22)
Total increase (decrease) in net asset value		0.03	(1.24)
Net asset value, ending		$12.10	$12.07

Total return*		.25%	(7.16%)
Ratios to average net assets:A
Net investment income (loss)		(.41%)	.07%
Total expenses		2.72%	2.79%
Expenses before offsets		2.69%	2.79%
Net expenses		2.69%	2.79%
Portfolio turnover		133%	135%
Net assets, ending (in thousands)		$21,942	$24,107

See notes to financial highlights.

134 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$14.25	$12.45	$14.53
Income from investment operations:
Net investment income	.14	.18	.24
Net realized and unrealized gain (loss)	3.15	1.77	(2.30)
Total from investment operations	3.29	1.95	(2.06)
Distributions from:
Net investment income	(.16)	(.15)	(.02)
Net realized gain	—	—	—
Total distributions	(.16)	(.15)	(.02)
Total increase (decrease) in net asset value	3.13	1.80	(2.08)
Net asset value, ending	$17.38	$14.25	$12.45

Total return*	23.27%	15.80%	(14.20%)
Ratios to average net assets:A
Net investment income	.90%	1.36%	1.56%
Total expenses	1.41%	1.46%	1.51%
Expenses before offsets	1.39%	1.39%	1.39%
Net expenses	1.39%	1.39%	1.39%
Portfolio turnover	40%	43%	49%
Net assets, ending (in thousands)	$10,367	$7,535	$7,398

		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES		2010 (z)	2009 #(z)
Net asset value, beginning		$14.34	$11.45
Income from investment operations:
Net investment income		.08	.17
Net realized and unrealized gain (loss)		.17	2.76
Total from investment operations		.25	2.93
Distributions from:
Net investment income		(.06)	(.01)
Net realized gain		—	(.03)
Total distributions		(.06)	(.04)
Total increase (decrease) in net asset value		.19	2.89
Net asset value, ending		$14.53	$14.34

Total return*		1.73%	25.75%
Ratios to average net assets:A
Net investment income		.61%	1.52% (a)
Total expenses		2.14%	5.91% (a)
Expenses before offsets		1.39%	1.39% (a)
Net expenses		1.39%	1.39% (a)
Portfolio turnover		133%	100%
Net assets, ending (in thousands)		$2,790	$702

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 135

CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012	2011
Net asset value, beginning	$12.59	$10.57	$12.43
Income from investment operations:
Net investment income	.14	.13	.10
Net realized and unrealized gain (loss)	3.19	2.01	(1.93)
Total from investment operations	3.33	2.14	(1.83)
Distributions from:
Net investment income	(.16)	(.12)	(.03)
Total distributions	(.16)	(.12)	(.03)
Total increase (decrease) in net asset value	3.17	2.02	(1.86)
Net asset value, ending	$15.76	$12.59	$10.57

Total return*	26.70%	20.52%	(14.78%)
Ratios to average net assets:A
Net investment income	1.04%	1.10%	.68%
Total expenses	2.13%	2.35%	2.21%
Expenses before offsets	1.66%	1.66%	1.66%
Net expenses	1.66%	1.66%	1.66%
Portfolio turnover	42%	56%	126%
Net assets, ending (in thousands)	$45,563	$27,406	$24,874

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$11.40	$11.50
Income from investment operations:
Net investment income		.06	.06
Net realized and unrealized gain (loss)		.97	(.10)
Total from investment operations		1.03	(.04)
Distributions from:
Net investment income		—	(.06)
Net realized gain		—	****
Total from distributions		—	(.06)
Total increase (decrease) in net asset value		1.03	(.10)
Net asset value, ending		$12.43	$11.40

Total return*		9.04%	(.16%)
Ratios to average net assets:A
Net investment income		.48%	.63%
Total expenses		2.27%	2.70%
Expenses before offsets		1.66%	1.67%
Net expenses		1.66%	1.67%
Portfolio turnover		44%	98%
Net assets, ending (in thousands)		$30,062	$21,328

See notes to financial highlights.

136 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012	2011
Net asset value, beginning	$12.30	$10.32	$12.20
Income from investment operations:
Net investment income (loss)	.02	.04	(.01)
Net realized and unrealized gain (loss)	3.14	1.95	(1.87)
Total from investment operations	3.16	1.99	(1.88)
Distributions from:
Net investment income	(.02)	(.01)	—
Total distributions	(.02)	(.01)	—
Total increase (decrease) in net asset value	3.14	1.98	(1.88)
Net asset value, ending	$15.44	$12.30	$10.32

Total return*	25.70%	19.31%	(15.41%)
Ratios to average net assets:A
Net investment income (loss)	.17%	.30%	(.13%)
Total expenses	3.27%	3.65%	3.48%
Expenses before offsets	2.50%	2.50%	2.50%
Net expenses	2.50%	2.50%	2.50%
Portfolio turnover	42%	56%	126%
Net assets, ending (in thousands)	$3,282	$2,363	$1,831

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$11.29	$11.39
Income from investment operations:
Net investment income (loss)		(.03)	(.02)
Net realized and unrealized gain (loss)		.94	(.08)
Total from investment operations		.91	(.10)
Distributions from:
Net realized gain		—	****
Total from distributions		—	****
Total increase (decrease) in net asset value		.91	(.10)
Net asset value, ending		$12.20	$11.29

Total return*		8.06%	(.82%)
Ratios to average net assets:A
Net investment income (loss)		(.25%)	(.19%)
Total expenses		3.88%	5.38%
Expenses before offsets		2.50%	2.51%
Net expenses		2.50%	2.51%
Portfolio turnover		44%	98%
Net assets, ending (in thousands)		$1,744	$823

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 137

CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013 (z)	2012	2011
Net asset value, beginning	$11.94	$10.00	$11.72
Income from investment operations:
Net investment income	.18	.15	.13
Net realized and unrealized gain (loss)	3.03	1.90	(1.83)
Total from investment operations	3.21	2.05	(1.70)
Distributions from:
Net investment income	(.12)	(.11)	(.02)
Total distributions	(.12)	(.11)	(.02)
Total increase (decrease) in net asset value	3.09	1.94	(1.72)
Net asset value, ending	$15.03	$11.94	$10.00

Total return*	27.06%	20.69%	(14.52%)
Ratios to average net assets:A
Net investment income	1.31%	1.36%	1.04%
Total expenses	1.90%	2.49%	2.68%
Expenses before offsets	1.41%	1.41%	1.41%
Net expenses	1.41%	1.41%	1.41%
Portfolio turnover	42%	56%	126%
Net assets, ending (in thousands)	$5,138	$1,638	$1,519

		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES		2010 (z)	2009 #(z)
Net asset value, beginning		$11.50	$8.67
Income from investment operations:
Net investment income		.10	.13
Net realized and unrealized gain (loss)		.90	2.70
Total from investment operations		1.00	2.83
Distributions from:
Net investment income		(.78)	—
Net realized gain		—	****
Total from distributions		(.78)	****
Total increase (decrease) in net asset value		.22	2.83
Net asset value, ending		$11.72	$11.50

Total return*		9.18%	32.71%
Ratios to average net assets:A
Net investment income		.96%	1.56% (a)
Total expenses		4.73%	21.67% (a)
Expenses before offsets		1.41%	1.42% (a)
Net expenses		1.41%	1.41% (a)
Portfolio turnover		44%	90%
Net assets, ending (in thousands)		$944	$112

See notes to financial highlights.

138 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT SMALL CAP FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$19.36	$15.15	$15.55
Income from investment operations:
Net investment income (loss)	(.01)	.20	.02
Net realized and unrealized gain (loss)	6.02	4.05	(.42)
Total from investment operations	6.01	4.25	(.40)
Distributions from:
Net investment income	(.25)	(.04)	—
Net realized gain	(.54)	—	—
Total distributions	(.79)	(.04)	—
Total increase (decrease) in net asset value	5.22	4.21	(.40)
Net asset value, ending	$24.58	$19.36	$15.15

Total return*	32.42%	28.12%	(2.56%)
Ratios to average net assets:A
Net investment income (loss)	(.05%)	1.13%	.13%
Total expenses	1.67%	1.78%	1.81%
Expenses before offsets	1.67%	1.69%	1.69%
Net expenses	1.67%	1.69%	1.69%
Portfolio turnover	82%	3%	9%
Net assets, ending (in thousands)	$129,407	$95,189	$81,374

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010	2009
Net asset value, beginning		$14.14	$15.61
Income from investment operations:
Net investment income (loss)		(.06)	(.02)
Net realized and unrealized gain (loss)		1.47	(1.45)
Total from investment operations		1.41	(1.47)
Total increase (decrease) in net asset value		1.41	(1.47)
Net asset value, ending		$15.55	$14.14

Total return*		9.97%	(9.42%)
Ratios to average net assets:A
Net investment income (loss)		(.35%)	(.18%)
Total expenses		1.94%	2.09%
Expenses before offsets		1.69%	1.70%
Net expenses		1.69%	1.69%
Portfolio turnover		174%	61%
Net assets, ending (in thousands)		$34,763	$34,051

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 139

CALVERT SMALL CAP FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013 (z)	2012 (z)	2011 (z)++
Net asset value, beginning	$18.89	$14.97	$16.81
Income from investment operations:
Net investment income (loss)	(.32)	(.05)	(.21)
Net realized and unrealized gain (loss)	5.89	3.97	(1.63)
Total from investment operations	5.57	3.92	(1.84)
Distributions from:
Net realized gain	(.54)	—	—
Total distributions	(.54)	—	—
Total increase (decrease) in net asset value	5.03	3.92	(1.84)
Net asset value, ending	$23.92	$18.89	$14.97

Total return*	30.40%	26.19%	(10.95%)
Ratios to average net assets:A
Net investment income (loss)	(1.53%)	(.31%)	(1.38%) (a)
Total expenses	3.64%	3.50%	3.46% (a)
Expenses before offsets	3.19%	3.19%	3.19% (a)
Net expenses	3.19%	3.19%	3.19% (a)
Portfolio turnover	82%	3%	9%***
Net assets, ending (in thousands)	$1,263	$1,449	$2,183

See notes to financial highlights.

140 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT SMALL CAP FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$18.08	$14.25	$14.77
Income from investment operations:
Net investment income (loss)	(.17)	.03	(.15)
Net realized and unrealized gain (loss)	5.65	3.80	(.37)
Total investment operations	5.48	3.83	(.52)
Distributions from:
Net investment income	(.04)	—	—
Net realized gain	(.54)	—	—
Total distributions	(.58)	—	—
Total increase (decrease) in net asset value	4.90	3.83	(.52)
Net asset value, ending	$22.98	$18.08	$14.25

Total return*	31.35%	26.88%	(3.52%)
Ratios to average net assets:A
Net investment income (loss)	(.86%)	.19%	(.87%)
Total expenses	2.49%	2.64%	2.74%
Expenses before offsets	2.49%	2.64%	2.69%
Net expenses	2.49%	2.64%	2.69%
Portfolio turnover	82%	3%	9%
Net assets, ending (in thousands)	$13,726	$9,907	$8,618

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010	2009
Net asset value, beginning		$13.55	$15.08
Income from investment operations:
Net investment income (loss)		(.15)	(.12)
Net realized and unrealized gain (loss)		1.37	(1.41)
Total from investment operations		1.22	(1.53)
Total increase (decrease) in net asset value		1.22	(1.53)
Net asset value, ending		$14.77	$13.55

Total return*		9.00%	(10.15%)
Ratios to average net assets:A
Net investment income (loss)		(1.28%)	(1.17%)
Total expenses		3.17%	3.64%
Expenses before offsets		2.69%	2.70%
Net expenses		2.69%	2.69%
Portfolio turnover		174%	61%
Net assets, ending (in thousands)		$2,583	$1,889

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 141

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013	2012 (z)	2011 (z)
Net asset value, beginning	$5.16	$5.48	$8.22
Income from investment operations:
Net investment income (loss)	(.01)	(.01)	.10
Net realized and unrealized gain (loss)	1.79	(.17)	(2.84)
Total from investment operations	1.78	(.18)	(2.74
Distributions from:
Net investment income	—	(.14)	—
Total distributions	—	(.14)	—
Total increase (decrease) in net asset value	1.78	(.32)	(2.74)
Net asset value, ending	$6.94	$5.16	$5.48

Total return*	34.50%	(3.27%)	(33.33%)
Ratios to average net assets:A
Net investment income (loss)	(.19%)	(.21%)	1.28%
Total expenses	2.40%	2.57%	2.30%
Expenses before offsets	1.85%	1.85%	1.85%
Net expenses	1.85%	1.85%	1.85%
Portfolio turnover	90%	52%	65%
Net assets, ending (in thousands)	$79,302	$57,727	$76,921

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010	2009 (z)
Net asset value, beginning		$10.45	$12.35
Income from investment operations:
Net investment income (loss)		(.07)	(.02)
Net realized and unrealized gain (loss)		(2.16)	(1.88)
Total from investment operations		(2.23)	(1.90)
Total increase (decrease) in net asset value		(2.23)	(1.90)
Net asset value, ending		$8.22	$10.45

Total return*		(21.34%)	(15.38%)
Ratios to average net assets:A
Net investment income (loss)		(.69%)	(.25%)
Total expenses		2.29%	2.37%
Expenses before offsets		1.85%	1.85%
Net expenses		1.85%	1.85%
Portfolio turnover		73%	61%
Net assets, ending (in thousands)		$145,314	$198,077

See notes to financial highlights.

142 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013	2012 (z)	2011 (z)
Net asset value, beginning	$5.00	$5.28	$7.99
Income from investment operations:
Net investment income (loss)	(.07)	(.06)	.02
Net realized and unrealized gain (loss)	1.73	(.17)	(2.73)
Total from investment operations	1.66	(.23)	(2.71)
Distributions from:
Net investment income	—	(.05)	—
Total distributions	—	(.05)	—
Total increase (decrease) in net asset value	1.66	(.28)	(2.71)
Net asset value, ending	$6.66	$5.00	$5.28

Total return*	33.20%	(4.38%)	(33.92%)
Ratios to average net assets:A
Net investment income (loss)	(1.21%)	(1.22%)	.28%
Total expenses	3.20%	3.37%	3.10%
Expenses before offsets	2.85%	2.85%	2.85%
Net expenses	2.85%	2.85%	2.85%
Portfolio turnover	90%	52%	65%
Net assets, ending (in thousands)	$16,697	$13,595	$18,300

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010	2009 (z)
Net asset value, beginning		$10.26	$12.23
Income from investment operations:
Net investment income (loss)		(.15)	(.10)
Net realized and unrealized gain (loss)		(2.12)	(1.87)
Total from investment operations		(2.27)	(1.97)
Total increase (decrease) in net asset value		(2.27)	(1.97)
Net asset value, ending		$7.99	$10.26

Total return*		(22.12%)	(16.11%)
Ratios to average net assets:A
Net investment income (loss)		(1.68%)	(1.24%)
Total expenses		3.10%	3.20%
Expenses before offsets		2.85%	2.85%
Net expenses		2.85%	2.85%
Portfolio turnover		73%	61%
Net assets, ending (in thousands)		$33,191	$42,224

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 143

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013	2012 (z)	2011^^^(z)
Net asset value, beginning	$5.32	$5.49	$7.70
Income from investment operations:
Net investment income (loss)	.01	.05	(.01)
Net realized and unrealized gain (loss)	1.85	(.22)	(2.20)
Total from investment operations	1.86	(.17)	(2.21)
Total increase (decrease) in net asset value	1.86	(.17)	(2.21)
Net asset value, ending	$7.18	$5.32	$5.49

Total return*	34.96%	(3.10%)	(28.70%)
Ratios to average net assets:A
Net investment income (loss)	.16%	.90%	(.92%) (a)
Total expenses	2.50%	6.75%	873.73% (a)
Expenses before offsets	1.60%	1.60%	1.60% (a)
Net expenses	1.60%	1.60%	1.60% (a)
Portfolio turnover	90%	52%	65%***
Net assets, ending (in thousands)	$1,877	$897	$9

See notes to financial highlights.

144 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$15.98	$14.29	$15.40
Income from investment operations:
Net investment income (loss)	(.04)	.02	.06
Net realized and unrealized gain (loss)	3.99	3.29	(.69)
Total from investment operations	3.95	3.31	(.63)
Distributions from:
Net investment income	(.01)	(.04)	(.02)
Net realized gain	(.80)	(1.58)	(.46)
Total distributions	(.81)	(1.62)	(.48)
Total increase (decrease) in net asset value	3.14	1.69	(1.11)
Net asset value, ending	$19.12	$15.98	$14.29

Total return*	25.81%	25.16%	(4.38%)
Ratios to average net assets:A
Net investment income (loss)	(.23%)	.16%	.36%
Total expenses	2.04%	2.34%	2.32%
Expenses before offsets	1.85%	1.85%	1.85%
Net expenses	1.85%	1.85%	1.85%
Portfolio turnover	104%	116%	125%
Net assets, ending (in thousands)	$178,275	$55,964	$39,535

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$14.85	$15.00
Income from investment operations:
Net investment income		.02	.11
Net realized and unrealized gain (loss)		.79	(.26)
Total from investment operations		.81	(.15)
Distributions from:
Net investment income		(.03)	—
Net realized gain		(.23)	—
Total distributions		(.26)	—
Total increase (decrease) in net asset value		.55	(.15)
Net asset value, ending		$15.40	$14.85

Total return*		5.50%	(1.00%)
Ratios to average net assets:A
Net investment income		16%	.87%
Total expenses		2.69%	5.78%
Expenses before offsets		1.85%	1.99%
Net expenses		1.85%	1.85%
Portfolio turnover		61%	58%
Net assets, ending (in thousands)		$35,401	$9,365

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 145

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$15.38	$13.90	$15.12
Income from investment operations:
Net investment income (loss)	(.19)	(.12)	(.10)
Net realized and unrealized gain (loss)	3.81	3.18	(.66)
Total from investment operations	3.62	3.06	(.76)
Distributions from:
Net realized gain	(.80)	(1.58)	(.46)
Total distributions	(.80)	(1.58)	(.46)
Total increase (decrease) in net asset value	2.82	1.48	(1.22)
Net asset value, ending	$18.20	$15.38	$13.90

Total return*	24.63%	23.90%	(5.33%)
Ratios to average net assets:A
Net investment income (loss)	(1.16%)	(.81%)	(.60%)
Total expenses	2.79%	3.20%	3.26%
Expenses before offsets	2.79%	2.85%	2.85%
Net expenses	2.79%	2.85%	2.85%
Portfolio turnover	104%	116%	125%
Net assets, ending (in thousands)	$30,759	$8,574	$5,537

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$14.70	$15.00
Income from investment operations:
Net investment income (loss)		(.13)	****
Net realized and unrealized gain (loss)		.79	(.30)
Total from investment operations		.66	(.30)
Distributions from:
Net investment income		(.01)	—
Net realized gain		(.23)	—
Total distributions		(.24)	—
Total increase (decrease) in net asset value		.42	(.30)
Net asset value, ending		$15.12	$14.70

Total return*		4.51%	(2.00%)
Ratios to average net assets:A
Net investment income (loss)		(.90%)	.03%
Total expenses		3.96%	11.38%
Expenses before offsets		2.85%	2.99%
Net expenses		2.85%	2.85%
Portfolio turnover		61%	58%
Net assets, ending (in thousands)		$3,202	$915

See notes to financial highlights.

146 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013 (z)	2012 (z)	2011 (z)
Net asset value, beginning	$16.03	$14.28	$15.44
Income from investment operations:
Net investment income	.01	.05	.12
Net realized and unrealized gain (loss)	3.99	3.31	(.71)
Total from investment operations	4.00	3.36	(.59)
Distributions from:
Net investment income	(.02)	(.03)	(.11)
Net realized gain	(.80)	(1.58)	(.46)
Total distributions	(.82)	(1.61)	(.57)
Total increase (decrease) in net asset value	3.18	1.75	(1.16)
Net asset value, ending	$19.21	$16.03	$14.28

Total return*	26.07%	25.55%	(4.22%)
Ratios to average net assets:A
Net investment income	.08%	.40%	.76%
Total expenses	1.66%	2.12%	2.56%
Expenses before offsets	1.60%	1.60%	1.60%
Net expenses	1.60%	1.60%	1.60%
Portfolio turnover	104%	116%	125%
Net assets, ending (in thousands)	$26,009	$3,692	$2,934

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$14.83	$15.00
Income from investment operations:
Net investment income		.09	.08
Net realized and unrealized gain (loss)		.77	(.25)
Total from investment operations		.86	(.17)
Distributions from:
Net investment income		(.02)	—
Net realized gain		(.23)	—
Total distributions		(.25)	—
Total increase (decrease) in net asset value		.61	(.17)
Net asset value, ending		$15.44	$14.83

Total return*		5.84%	(1.13%)
Ratios to average net assets:A
Net investment income		.61%	.60%
Total expenses		8.03%	145.92%
Expenses before offsets		1.60%	1.74%
Net expenses		1.60%	1.60%
Portfolio turnover		61%	58%
Net assets, ending (in thousands)		$345	$31

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 147

CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

PERIOD ENDED
SEPTEMBER 30,
CLASS A SHARES	2013 ^(z)
Net asset value, beginning	$12.00
Income from investment operations:
Net investment income (loss)	.13
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.47
Distributions from:
Net investment income	(.13)
Total distributions	(.13)
Total increase (decrease) in net asset value	1.34
Net asset value, ending	$13.34

Total return*	12.30%
Ratios to average net assets:A
Net investment income (loss)	1.16% (a)
Total expenses	3.03% (a)
Expenses before offsets	1.78% (a)
Net expenses	1.78% (a)
Portfolio turnover	74%
Net assets, ending (in thousands)	$6,337

See notes to financial highlights.

148 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

PERIOD ENDED
SEPTEMBER 30,
CLASS C SHARES	2013 ^(z)
Net asset value, beginning	$12.00
Income from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss)	1.37
Total from investment operations	1.36
Distributions from:
Net investment income	(.02)
Total distributions	(.02)
Total increase (decrease) in net asset value	1.34
Net asset value, ending	$13.34

Total return*	11.38%
Ratios to average net assets:A
Net investment income (loss)	(.09%) (a)
Total expenses	100.72% (a)
Expenses before offsets	2.78% (a)
Net expenses	2.78% (a)
Portfolio turnover	74%
Net assets, ending (in thousands)	$133

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 149

CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

PERIOD ENDED
SEPTEMBER 30,
CLASS Y SHARES	2013 ^(z)
Net asset value, beginning	$12.00
Income from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss)	1.36
Total from investment operations	1.50
Distributions from:
Net investment income	(.02)
Total distributions	(.02)
Total increase (decrease) in net asset value	1.48
Net asset value, ending	$13.48

Total return*	12.55%
Ratios to average net assets:A
Net investment income	1.28% (a)
Total expenses	18.62% (a)
Expenses before offsets	1.53% (a)
Net expenses	1.53% (a)
Portfolio turnover	74%
Net assets, ending (in thousands)	$440

See notes to financial highlights.

150 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012	2011 (z)
Net asset value, beginning	$52.14	$41.36	$43.38
Income from investment operations:
Net investment income	.65	.76	.61
Net realized and unrealized gain (loss)	9.99	10.69	(2.20)
Total from investment operations	10.64	11.45	(1.59)
Distributions from:
Net investment income	(.67)	(.67)	(.43)
Total distributions	(.67)	(.67)	(.43)
Total increase (decrease) in net asset value	9.97	10.78	(2.02)
Net asset value, ending	$62.11	$52.14	$41.36

Total return*	20.66%	27.92%	(3.78%)
Ratios to average net assets:A
Net investment income	1.14%	1.53%	1.30%
Total expenses	1.74%	1.85%	1.84%
Expenses before offsets	1.23%	1.23%	1.23%
Net expenses	1.23%	1.23%	1.23%
Portfolio turnover	48%	37%	25%
Net assets, ending (in thousands)	$34,868	$20,242	$15,213

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$41.51	$46.85
Income from investment operations:
Net investment income		.53	.68
Net realized and unrealized gain (loss)		1.75	(5.08)
Total from investment operations		2.28	(4.40)
Distributions from:
Net investment income		(.41)	(.93)
Net realized gain		—	(.01)
Total distributions		(.41)	(.94)
Total increase (decrease) in net asset value		1.87	(5.34)
Net asset value, ending		$43.38	$41.51

Total return*		5.50%	(8.91%)
Ratios to average net assets:A
Net investment income		1.23%	1.97%
Total expenses		1.99%	2.18%
Expenses before offsets		1.23%	1.23%
Net expenses		1.23%	1.23%
Portfolio turnover		30%	31%
Net assets, ending (in thousands)		$10,502	$5,701

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 151

CALVERT LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012	2011 (z)
Net asset value, beginning	$51.99	$41.24	$43.37
Income from investment operations:
Net investment income	.01	.18	.08
Net realized and unrealized gain (loss)	10.00	10.72	(2.18)
Total from investment operations	10.01	10.90	(2.10)
Distributions from:
Net investment income	(.11)	(.15)	(.03)
Total distributions	(.11)	(.15)	(.03)
Total increase (decrease) in net asset value	9.90	10.75	(2.13)
Net asset value, ending	$61.89	$51.99	$41.24

Total return*	19.30%	26.49%	(4.85%)
Ratios to average net assets:A
Net investment income	.02%	.39%	.18%
Total expenses	2.85%	3.22%	3.52%
Expenses before offsets	2.35%	2.35%	2.35%
Net expenses	2.35%	2.35%	2.35%
Portfolio turnover	48%	37%	25%
Net assets, ending (in thousands)	$3,145	$1,843	$1,151

		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010 (z)	2009 (z)^^
Net asset value, beginning		$41.61	$33.72
Income from investment operations:
Net investment income		.06	.15
Net realized and unrealized gain (loss)		1.78	7.74
Total from investment operations		1.84	7.89
Distributions from:
Net investment income		(.08)	**
Total distributions		(.08)	**
Total increase (decrease) in net asset value		1.76	7.89
Net asset value, ending		$43.37	$41.61

Total return*		4.41%	23.41%
Ratios to average net assets:A
Net investment income		.14%	.58% (a)
Total expenses		5.09%	19.77% (a)
Expenses before offsets		2.35%	2.35% (a)
Net expenses		2.35%	2.35% (a)
Portfolio turnover		30%	20%
Net assets, ending (in thousands)		$650	$182

See notes to financial highlights.

152 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013 (z)	2012	2011 (z)
Net asset value, beginning	$52.09	$41.39	$43.50
Income from investment operations:
Net investment income	.79	.94	.71
Net realized and unrealized gain (loss)	9.94	10.61	(2.18)
Total from investment operations	10.73	11.55	(1.47)
Distributions from:
Net investment income	(.97)	(.85)	(.64)
Total distributions	(.97)	(.85)	(.64)
Total increase (decrease) in net asset value	9.76	10.70	(2.11)
Net asset value, ending	$61.85	$52.09	$41.39

Total return*	20.96%	28.23%	(3.55%)
Ratios to average net assets:A
Net investment income	1.39%	1.80%	1.52%
Total expenses	1.24%	1.26%	1.20%
Expenses before offsets	.98%	.98%	.98%
Net expenses	.98%	.98%	.98%
Portfolio turnover	48%	37%	25%
Net assets, ending (in thousands)	$63,752	$62,766	$60,282

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES		2010 (z)	2009 (z)
Net asset value, beginning		$41.85	$47.32
Income from investment operations:
Net investment income		.65	.81
Net realized and unrealized gain (loss)		1.76	(5.18)
Total from investment operations		2.41	(4.37)
Distributions from:
Net investment income		(.76)	(1.09)
Net realized gain		—	(.01)
Total distributions		(.76)	(1.10)
Total increase (decrease) in net asset value		1.65	(5.47)
Net asset value, ending		$43.50	$41.85

Total return*		5.77%	(8.70%)
Ratios to average net assets:A
Net investment income		1.52%	2.32%
Total expenses		1.17%	1.27%
Expenses before offsets		.98%	.98%
Net expenses		.98%	.98%
Portfolio turnover		30%	31%
Net assets, ending (in thousands)		$73,263	$73,369

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 153

CALVERT EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012### (z)
Net asset value, beginning	$16.87	$15.00
Income from investment operations:
Net investment income	.30	.30
Net realized and unrealized gain (loss)	2.64	1.83
Total from investment operations	2.94	2.13
Distributions from:
Net investment income	(.28)	(.26)
Net realized gain	(.15)	—
Total distributions	(.43)	(.26)
Total increase (decrease) in net asset value	2.51	1.87
Net asset value, ending	$19.38	$16.87

Total return*	17.74%	14.29%
Ratios to average net assets:A
Net investment income	1.64%	1.93% (a)
Total expenses	2.15%	3.34% (a)
Expenses before offsets	1.23%	1.23% (a)
Net expenses	1.23%	1.23% (a)
Portfolio turnover	60%	30%
Net assets, ending (in thousands)	$14,437	$5,988

See notes to financial highlights.

154 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012### (z)
Net asset value, beginning	$16.91	$15.00
Income from investment operations:
Net investment income	.09	.12
Net realized and unrealized gain (loss)	2.65	1.86
Total from investment operations	2.74	1.98
Distributions from:
Net investment income	(.11)	(.07)
Net realized gain	(.15)	—
Total distributions	(.26)	(.07)
Total increase (decrease) in net asset value	2.48	1.91
Net asset value, ending	$19.39	$16.91

Total return*	16.44%	13.21%
Ratios to average net assets:A
Net investment income	.50%	.75% (a)
Total expenses	3.88%	14.33% (a)
Expenses before offsets	2.35%	2.35% (a)
Net expenses	2.35%	2.35% (a)
Portfolio turnover	60%	30%
Net assets, ending (in thousands)	$2,162	$370

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 155

CALVERT EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013 (z)	2012### (z)
Net asset value, beginning	$16.98	$15.00
Income from investment operations:
Net investment income	.35	.32
Net realized and unrealized gain (loss)	2.67	1.80
Total from investment operations	3.02	2.12
Distributions from:
Net investment income	(.31)	(.14)
Net realized gain	(.15)	—
Total distributions	(.46)	(.14)
Total increase (decrease) in net asset value	2.56	1.98
Net asset value, ending	$19.54	$16.98

Total return*	18.09%	14.15%
Ratios to average net assets:A
Net investment income	1.96%	2.18% (a)
Total expenses	3.59%	59.31% (a)
Expenses before offsets	.98%	.98% (a)
Net expenses	.98%	.98% (a)
Portfolio turnover	60%	30%
Net assets, ending (in thousands)	$1,549	$103

See notes to financial highlights.

156 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013 (z)	2012	2011
Net asset value, beginning	$16.45	$15.01	$15.17
Income from investment operations:
Net investment income	.38	.40	.42
Net realized and unrealized gain (loss)	.74	1.65	(.13)
Total from investment operations	1.12	2.05	.29
Distributions from:
Net investment income	(.39)	(.40)	(.45)
Net realized gain	(.30)	(.21)	—
Total distributions	(.69)	(.61)	(.45)
Total increase (decrease) in net asset value	.43	1.44	(.16)
Net asset value, ending	$16.88	$16.45	$15.01

Total return*	7.07%	13.96%	1.86%
Ratios to average net assets:A,B
Net investment income	2.31%	2.53%	2.65%
Total expenses	.68%	.77%	.84%
Expenses before offsets	.44%	.44%	.44%
Net expenses	.44%	.44%	.44%
Portfolio turnover	31%	26%	22%
Net assets, ending (in thousands)	$73,305	$53,431	$38,329

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010	2009
Net asset value, beginning		$14.29	$14.52
Income from investment operations:
Net investment income		.35	.45
Net realized and unrealized gain (loss)		.88	(.04)
Total from investment operations		1.23	.41
Distributions from:
Net investment income		(.35)	(.45)
Net realized gain		—	(.19)
Total distributions		(.35)	(.64)
Total increase (decrease) in net asset value		.88	(.23)
Net asset value, ending		$15.17	$14.29

Total return*		8.69%	3.48%
Ratios to average net assets:A,B
Net investment income		2.37%	3.41%
Total expenses		.90%	1.04%
Expenses before offsets		.44%	.44%
Net expenses		.44%	.44%
Portfolio turnover		9%	24%
Net assets, ending (in thousands)		$32,565	$23,300

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 157

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013 (z)	2012	2011
Net asset value, beginning	$16.32	$14.90	$15.10
Income from investment operations:
Net investment income	.21	.24	.25
Net realized and unrealized gain (loss)	.74	1.62	(.14)
Total from investment operations	.95	1.86	.11
Distributions from:
Net investment income	(.23)	(.23)	(.31)
Net realized gain	(.30)	(.21)	—
Total distributions	(.53)	(.44)	(.31)
Total increase (decrease) in net asset value	.42	1.42	(.20)
Net asset value, ending	$16.74	$16.32	$14.90

Total return*	6.02%	12.73%	.67%
Ratios to average net assets:A,B
Net investment income	1.30%	1.45%	1.47%
Total expenses	1.44%	1.51%	1.59%
Expenses before offsets	1.44%	1.51%	1.59%
Net expenses	1.44%	1.51%	1.59%
Portfolio turnover	31%	26%	22%
Net assets, ending (in thousands)	$20,675	$15,209	$10,492

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010	2009
Net asset value, beginning		$14.23	$14.45
Income from investment operations:
Net investment income		.17	.26
Net realized and unrealized gain (loss)		.87	(.03)
Total from investment operations		1.04	.23
Distributions from:
Net investment income		(.17)	(.26)
Net realized gain		—	(.19)
Total distributions		(.17)	(.45)
Total increase (decrease) in net asset value		.87	(.22)
Net asset value, ending		$15.10	$14.23

Total return*		7.39%	2.05%
Ratios to average net assets:A,B
Net investment income		1.12%	1.99%
Total expenses		1.68%	1.88%
Expenses before offsets		1.68%	1.88%
Net expenses		1.68%	1.88%
Portfolio turnover		9%	24%
Net assets, ending (in thousands)		$8,393	$5,747

See notes to financial highlights.

158 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013	2012	2011
Net asset value, beginning	$16.89	$14.51	$14.87
Income from investment operations:
Net investment income	.20	.21	.15
Net realized and unrealized gain (loss)	2.14	2.36	(.29)
Total from investment operations	2.34	2.57	(.14)
Distributions from:
Net investment income	(.19)	(.19)	(.20)
In excess of net investment income	—	—	(.02)
Total distributions	(.19)	(.19)	(.22)
Total increase (decrease) in net asset value	2.15	2.38	(.36)
Net asset value, ending	$19.04	$16.89	$14.51

Total return*	14.02%	17.89%	(1.03%)
Ratios to average net assets:A,B
Net investment income	1.12%	1.28%	.97%
Total expenses	.69%	.72%	.73%
Expenses before offsets	.69%	.72%	.73%
Net expenses	.69%	.72%	.73%
Portfolio turnover	27%	25%	18%
Net assets, ending (in thousands)	$143,215	$117,550	$95,930

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010	2009
Net asset value, beginning		$13.94	$14.83
Income from investment operations:
Net investment income		.16	.23
Net realized and unrealized gain (loss)		.92	(.51)
Total from investment operations		1.08	(.28)
Distributions from:
Net investment income		(.15)	(.22)
Net realized gain		—	(.39)
Total distributions		(.15)	(.61)
Total increase (decrease) in net asset value		.93	(.89)
Net asset value, ending		$14.87	$13.94

Total return*		7.76%	(.95%)
Ratios to average net assets:A,B
Net investment income		1.06%	1.85%
Total expenses		.76%	.83%
Expenses before offsets		.76%	.80%
Net expenses		.76%	.80%
Portfolio turnover		7%	25%
Net assets, ending (in thousands)		$92,913	$77,805

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 159

CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013	2012	2011
Net asset value, beginning	$16.52	$14.26	$14.65
Income from investment operations:
Net investment income	.09	.09	.04
Net realized and unrealized gain (loss)	2.08	2.31	(.29)
Total from investment operations	2.17	2.40	(.25)
Distributions from:
Net investment income	(.14)	(.14)	(.13)
In excess of net investment income	—	—	(.01)
Total distributions	(.14)	(.14)	(.14)
Total increase (decrease) in net asset value	2.03	2.26	(.39)
Net asset value, ending	$18.55	$16.52	$14.26

Total return*	13.21%	16.96%	(1.79%)
Ratios to average net assets:A,B
Net investment income	.38%	.55%	.24%
Total expenses	1.42%	1.45%	1.48%
Expenses before offsets	1.42%	1.45%	1.48%
Net expenses	1.42%	1.45%	1.48%
Portfolio turnover	27%	25%	18%
Net assets, ending (in thousands)	$31,242	$24,869	$20,842

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010	2009
Net asset value, beginning		$13.79	$14.72
Income from investment operations:
Net investment income		.05	.13
Net realized and unrealized gain (loss)		.90	(.52)
Total from investment operations		.95	(.39)
Distributions from:
Net investment income		(.09)	(.15)
Net realized gain		—	(.39)
Total distributions		(.09)	(.54)
Total increase (decrease) in net asset value		.86	(.93)
Net asset value, ending		$14.65	$13.79

Total return*		6.95%	(1.79%)
Ratios to average net assets:A,B
Net investment income		.30%	1.03%
Total expenses		1.52%	1.60%
Expenses before offsets		1.52%	1.60%
Net expenses		1.52%	1.60%
Portfolio turnover		7%	25%
Net assets, ending (in thousands)		$20,883	$17,582

See notes to financial highlights.

160 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013	2012	2011 (z)
Net asset value, beginning	$16.15	$13.47	$13.94
Income from investment operations:
Net investment income	.11	.12	.05
Net realized and unrealized gain (loss)	3.23	2.68	(.49)
Total from investment operations	3.34	2.80	(.44)
Distributions from:
Net investment income	(.11)	(.12)	(.03)
Total distributions	(.11)	(.12)	(.03)
Total increase (decrease) in net asset value	3.23	2.68	(.47)
Net asset value, ending	$19.38	$16.15	$13.47

Total return*	20.82%	20.88%	(3.19%)
Ratios to average net assets:A,B
Net investment income	.62%	.80%	.33%
Total expenses	.81%	.86%	.86%
Expenses before offsets	.43%	.43%	.43%
Net expenses	.43%	.43%	.43%
Portfolio turnover	31%	24%	16%
Net assets, ending (in thousands)	$72,318	$60,495	$51,103

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2010	2009
Net asset value, beginning		$13.03	$14.45
Income from investment operations:
Net investment income		.09	.15
Net realized and unrealized gain (loss)		.90	(1.00)
Total from investment operations		.99	(.85)
Distributions from:
Net investment income		(.08)	(.12)
Net realized gain		—	(.45)
Total distributions		(.08)	(.57)
Total increase (decrease) in net asset value		.91	(1.42)
Net asset value, ending		$13.94	$13.03

Total return*		7.61%	(4.67%)
Ratios to average net assets:A,B
Net investment income		.66%	1.35%
Total expenses		.92%	1.06%
Expenses before offsets		.43%	.43%
Net expenses		.43%	.43%
Portfolio turnover		8%	15%
Net assets, ending (in thousands)		$52,132	$45,307

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 161

CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013	2012	2011 (z)
Net asset value, beginning	$14.89	$12.57	$13.18
Income from investment operations:
Net investment income (loss)	(.05)	(.07)	(.14)
Net realized and unrealized gain (loss)	2.93	2.50	(.44)
Total from investment operations	2.88	2.43	(.58)
Distributions from:
Net investment income	(.06)	(.11)	(.03)
Total distributions	(.06)	(.11)	(.03)
Total increase (decrease) in net asset value	2.82	2.32	(.61)
Net asset value, ending	$17.71	$14.89	$12.57

Total return*	19.39%	19.43%	(4.45%)
Ratios to average net assets:A,B
Net investment income (loss)	(.61%)	(.46%)	(.93%)
Total expenses	1.63%	1.69%	1.70%
Expenses before offsets	1.63%	1.69%	1.70%
Net expenses	1.63%	1.69%	1.70%
Portfolio turnover	31%	24%	16%
Net assets, ending (in thousands)	$11,234	$8,381	$7,229

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2010	2009
Net asset value, beginning		$12.49	$14.02
Income from investment operations:
Net investment income (loss)		(.08)	(.01)
Net realized and unrealized gain (loss)		.85	(.99)
Total from investment operations		.77	(1.00)
Distributions from:
Net investment income		(.08)	(.08)
Net realized gain		—	(.45)
Total distributions		(.08)	(.53)
Total increase (decrease) in net asset value		.69	(1.53)
Net asset value, ending		$13.18	$12.49

Total return*		6.14%	(6.06%)
Ratios to average net assets:A,B
Net investment income (loss)		(.66%)	(.19%)
Total expenses		1.77%	1.94%
Expenses before offsets		1.77%	1.92%
Net expenses		1.77%	1.92%
Portfolio turnover		8%	15%
Net assets, ending (in thousands)		$8,174	$7,445

See notes to financial highlights.

162 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

B Amounts do not include the activity of underlying funds.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

(a) Annualized.

(z) Per share figures calculated using the Average Shares Method.

** Distribution was less than .01 per share.

*** Portfolio turnover is not annualized for periods of less than one year.

**** Amount was less than .01 per share.

# From October 31, 2008 inception.

## From January 31, 2011 inception.

### From October 31, 2011 inception.

####From April 30, 2013 inception.

+ From July 13, 2012 inception.

++ From November 29, 2010 inception.

^ From October 29, 2012 inception.

^^ From December 12, 2008 inception.

^^^ From July 29, 2011 inception.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 163

164 CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y

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PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
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For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:

www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http:// www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@ sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-03334 Calvert Social Investment Fund (Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Large Cap Core Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

No. 811- 06563 Calvert World Values Fund, Inc. (Calvert International Equity Fund, Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund)

No. 811-09877 Calvert Social Index Series, Inc. (Calvert Social Index Fund)

No. 811-10045 Calvert Impact Fund, Inc. (Calvert Small Cap Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund) No. 811-22212 Calvert SAGE Fund (Calvert Large Cap Value Fund and Calvert Equity Income Fund) Printed on recycled paper using soy inks